PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                              NET ASSET VALUE                      TOTAL RETURN/1/
                     -------------------------------------- --------------------------------
                                                               12 MONTHS         6 MONTHS
                      08/31/97  02/28/97        08/31/96    ENDED 08/31/97    ENDED 08/31/97
--------------------------------------------------------------------------------------------
CLASS A SHARES        $11.06       $10.91          $10.70           8.32%          3.73%
--------------------------------------------------------------------------------------------
CLASS B SHARES         11.07        10.92           10.71           7.49           3.34
--------------------------------------------------------------------------------------------
CLASS C SHARES         11.06        10.90           10.70           7.77           3.56
--------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                       NET ASSET VALUE
                     ----------------------  CAPITAL GAINS                        TOTAL
PERIOD COVERED       BEGINNING  ENDING        DISTRIBUTED   DIVIDENDS PAID      RETURN/1/
--------------------------------------------------------------------------------------------
09/16/85 - 12/31/85   $ 9.57    $      10.09         --              $0.1827       7.41%
--------------------------------------------------------------------------------------------
1986                   10.09           11.18         --               0.7883      19.18
--------------------------------------------------------------------------------------------
1987                   11.18           10.49         --               0.7564       0.65
--------------------------------------------------------------------------------------------
1988                   10.49           10.74         --               0.7908      10.20
--------------------------------------------------------------------------------------------
1989                   10.74           10.95         --               0.7384       9.11
--------------------------------------------------------------------------------------------
1990                   10.95           10.88       $0.0340            0.7362       6.68
--------------------------------------------------------------------------------------------
1991                   10.88           11.29        0.0268            0.7064      10.84
--------------------------------------------------------------------------------------------
1992                   11.29           11.29        0.1701            0.6504       7.49
--------------------------------------------------------------------------------------------
1993                   11.29           11.70        0.3052            0.6077      11.96
--------------------------------------------------------------------------------------------
1994                   11.70           10.09        0.0969            0.5844      (8.07)
--------------------------------------------------------------------------------------------
1995                   10.09           11.18         --               0.5713      16.80
--------------------------------------------------------------------------------------------
1996                   11.18           10.94         --               0.5271       2.74
--------------------------------------------------------------------------------------------
01/01/97- 08/31/97     10.94           11.06         --               0.3014       3.92
--------------------------------------------------------------------------------------------
                                       TOTALS: $0.6330               $7.9415
--------------------------------------------------------------------------------------------
                                CUMULATIVE TOTAL RETURN AS OF 08/31/97:          152.70%
--------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                       NET ASSET VALUE
                     ----------------------  CAPITAL GAINS                        TOTAL
PERIOD COVERED       BEGINNING  ENDING        DISTRIBUTED    DIVIDENDS PAID     RETURN/1/
--------------------------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.95          $11.29       $0.0268           $0.3043       6.20%
--------------------------------------------------------------------------------------------
1992                   11.29           11.29        0.1701            0.5631       6.67
--------------------------------------------------------------------------------------------
1993                   11.29           11.70        0.3052            0.5188      11.11
--------------------------------------------------------------------------------------------
1994                   11.70           10.10        0.0969            0.5029      (8.69)
--------------------------------------------------------------------------------------------
1995                   10.10           11.19          --              0.4899      15.91
--------------------------------------------------------------------------------------------
1996                   11.19           10.95          --              0.4449       1.96
--------------------------------------------------------------------------------------------
01/01/97 - 08/31/97    10.95           11.07          --              0.2516       3.45
--------------------------------------------------------------------------------------------
                                       TOTALS: $0.5990               $3.0755
--------------------------------------------------------------------------------------------
                                CUMULATIVE TOTAL RETURN AS OF 08/31/97:           40.60%
--------------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92   $11.41   $11.28    $0.1701       $0.2625        2.68%
----------------------------------------------------------------------------
1993                   11.28    11.69     0.3052        0.5477       11.40
----------------------------------------------------------------------------
1994                   11.69    10.09     0.0969        0.5295       (8.47)
----------------------------------------------------------------------------
1995                   10.09    11.17       --          0.5149       16.09
----------------------------------------------------------------------------
1996                   11.17    10.94       --          0.4713        2.31
----------------------------------------------------------------------------
01/01/97 - 08/31/97    10.94    11.06       --          0.2677        3.60
----------------------------------------------------------------------------
                                  TOTALS: $0.5722      $2.5936
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/97:   28.84%
----------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                         % RETURN AFTER DEDUCTING
                          % RETURN WITHOUT SALES CHARGE    MAXIMUM SALES CHARGE
                          -----------------------------------------------------------
                                      CLASS                       CLASS
                          -----------------------------------------------------------
                                 A*       B**      C***    A*       B**       C***
-------------------------------------------------------------------------------------
TWELVE MONTHS ENDED
 09/30/97                   8.25%     7.43%     7.60%       3.92%     2.43%     6.85%
-------------------------------------------------------------------------------------
FIVE YEARS ENDED
 09/30/97                   5.82      5.03      5.27        4.96      4.69      5.27
-------------------------------------------------------------------------------------
TEN YEARS ENDED 09/30/97    7.64       N/A       N/A        7.20       N/A       N/A
-------------------------------------------------------------------------------------
COMMENCEMENT OF
 OPERATIONS THROUGH
 09/30/97+                  8.11      5.80      5.15        7.74      5.80      5.15
-------------------------------------------------------------------------------------

/1/ FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET
  ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF ISSUANCE DATES ARE SEPTEMBER 16, 1985, JULY 1, 1991 AND JULY
  2, 1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                               NET ASSET VALUE                   TOTAL RETURN/1/
                     ------------------------------------ -----------------------------
                                                            12 MONTHS       6 MONTHS
                     08/31/97  02/28/97     08/31/96      ENDED 08/31/97 ENDED 08/31/97
---------------------------------------------------------------------------------------
CLASS A SHARES        $11.76    $11.55       $11.28            9.37%          4.27%
---------------------------------------------------------------------------------------
CLASS B SHARES         11.75     11.55        11.27            8.55           3.79
---------------------------------------------------------------------------------------
CLASS C SHARES         11.76     11.55        11.27            8.91           4.01
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                      NET ASSET VALUE
                     ------------------   CAPITAL GAINS                      TOTAL
PERIOD COVERED       BEGINNING  ENDING     DISTRIBUTED    DIVIDENDS PAID   RETURN/1/
---------------------------------------------------------------------------------------
12/03/84 - 12/31/84   $ 9.57    $ 9.60                          --             0.31%
                                               --
---------------------------------------------------------------------------------------
1985                    9.60     10.45         --            $0.8903         19.00
---------------------------------------------------------------------------------------
1986                   10.45     11.39         --             0.8246         17.38
---------------------------------------------------------------------------------------
1987                   11.39     10.74         --             0.7823          1.30
---------------------------------------------------------------------------------------
1988                   10.74     11.06         --             0.8244         10.98
---------------------------------------------------------------------------------------
1989                   11.06     11.23         --             0.8041          9.11
---------------------------------------------------------------------------------------
1990                   11.23     11.15         --             0.7843          6.55
---------------------------------------------------------------------------------------
1991                   11.15     11.56       $0.0365          0.7519         11.12
---------------------------------------------------------------------------------------
1992                   11.56     11.62        0.1314          0.7043          8.01
---------------------------------------------------------------------------------------
1993                   11.62     12.25        0.1208          0.6507         12.32
---------------------------------------------------------------------------------------
1994                   12.25     10.75        0.0135          0.6264        (7.14)
---------------------------------------------------------------------------------------
1995                   10.75     11.84         --             0.5954         16.01
---------------------------------------------------------------------------------------
1996                   11.84     11.54         --             0.5299          2.29
---------------------------------------------------------------------------------------
01/01/97 - 08/31/97    11.54     11.76         --             0.3458          4.99
---------------------------------------------------------------------------------------
                                         TOTALS: $0.3022     $9.1144
---------------------------------------------------------------------------------------
                                 CUMULATIVE TOTAL RETURN AS OF 08/31/97:     185.63%
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                      NET ASSET VALUE
                     ------------------   CAPITAL GAINS                      TOTAL
PERIOD COVERED       BEGINNING  ENDING     DISTRIBUTED    DIVIDENDS PAID   RETURN/1/
---------------------------------------------------------------------------------------
07/01/91 - 12/31/91   $11.19    $11.55       $0.0365         $0.3222          6.50%
---------------------------------------------------------------------------------------
1992                   11.55     11.62        0.1314          0.6139          7.27
---------------------------------------------------------------------------------------
1993                   11.62     12.25        0.1208          0.5599         11.49
---------------------------------------------------------------------------------------
1994                   12.25     10.75        0.0135          0.5406         (7.84)
---------------------------------------------------------------------------------------
1995                   10.75     11.83         --             0.5094         15.05
---------------------------------------------------------------------------------------
1996                   11.83     11.53         --             0.4467          1.52
---------------------------------------------------------------------------------------
01/01/97 - 08/31/97    11.53     11.75         --             0.2906          4.49
---------------------------------------------------------------------------------------
                                        TOTALS: $0.3022      $3.2833
---------------------------------------------------------------------------------------
                                 CUMULATIVE TOTAL RETURN AS OF 08/31/97:     43.49%
---------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ----------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
07/02/92 - 12/31/92   $11.71   $11.62     $0.1314        $0.2766       2.78%
------------------------------------------------------------------------------
1993                   11.62    12.25      0.1208         0.5904      11.77
------------------------------------------------------------------------------
1994                   12.25    10.75      0.0135         0.5696      (7.60)
------------------------------------------------------------------------------
1995                   10.75    11.84       --            0.5369      15.42
------------------------------------------------------------------------------
1996                   11.84    11.54       --            0.4737       1.77
------------------------------------------------------------------------------
01/01/97 - 08/31/97    11.54    11.76       --            0.3092       4.66
------------------------------------------------------------------------------
                                      TOTALS: $0.2657    $2.7564
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           08/31/97:  30.49%
------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                         % RETURN AFTER DEDUCTING
                          % RETURN WITHOUT SALES CHARGE    MAXIMUM SALES CHARGE
                          -----------------------------------------------------------
                                      CLASS                       CLASS
                          -----------------------------------------------------------
                                 A*       B**      C***    A*       B**       C***
-------------------------------------------------------------------------------------
TWELVE MONTHS ENDED
 09/30/97                   9.41%     8.59%     8.86%       5.07%     3.59%     8.11%
-------------------------------------------------------------------------------------
FIVE YEARS ENDED
 09/30/97                   6.07      5.30      5.54        5.21      4.97      5.54
-------------------------------------------------------------------------------------
TEN YEARS ENDED 09/30/97    7.89       N/A       N/A        7.46       N/A       N/A
-------------------------------------------------------------------------------------
COMMENCEMENT OF
 OPERATIONS THROUGH
 09/30/97+                  8.62      6.14      5.42        8.28      6.14      5.42
-------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF ISSUANCE DATES ARE DECEMBER 3, 1984, JULY 1, 1991, JULY 2,
  1992 AND NOVEMBER 3, 1995 FOR CLASS A, CLASS B, CLASS C AND CLASS Y SHARES, RESPECTIVELY.


NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING INSIGHT INVESTMENT ADVISORY PROGRAM PARTICIPANTS. FOR THE SIX MONTHS ENDED AUGUST 31, 1997 AND SINCE INCEPTION, NOVEMBER 3, 1995 THROUGH AUGUST 31, 1997, CLASS Y SHARES HAD A TOTAL RETURN OF 4.41% AND 10.78%, RESPECTIVELY. FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 1997 AND FOR THE PERIOD SINCE INCEPTION, NOVEMBER 3, 1995 THROUGH SEPTEMBER 30, 1997, CLASS Y SHARES HAD AN AVERAGE ANNUAL RETURN OF 9.70% AND 6.20%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE                  TOTAL RETURN/1/
            ---------------------------------- -----------------------------
                                                 12 MONTHS       6 MONTHS
             08/31/97 02/28/97    08/31/96     ENDED 08/31/97 ENDED 08/31/97
----------------------------------------------------------------------------
CLASS A
 SHARES      $10.65    $10.39      $10.12         10.98%            5.26%
----------------------------------------------------------------------------
CLASS B
 SHARES       10.65     10.39       10.11         10.26             4.87
----------------------------------------------------------------------------
CLASS C
 SHARES       10.65     10.39       10.12         10.42             5.00
----------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

             NET ASSET VALUE
            ------------------
PERIOD                          CAPITAL GAINS                     TOTAL
COVERED     BEGINNING  ENDING    DISTRIBUTED   DIVIDENDS PAID   RETURN/1/
----------------------------------------------------------------------------
06/23/87 -
  12/31/87   $ 9.58    $ 9.40              --     $0.3131           1.46%
----------------------------------------------------------------------------
1988           9.40      9.90              --      0.8091          14.45
----------------------------------------------------------------------------
1989           9.90     10.09              --      0.7380           9.66
----------------------------------------------------------------------------
1990          10.09      9.89              --      0.7322           5.52
----------------------------------------------------------------------------
1991           9.89     10.38          $0.0679     0.7144          13.32
----------------------------------------------------------------------------
1992          10.38     10.54           0.1406     0.6736           9.79
----------------------------------------------------------------------------
1993          10.54     10.97           0.2037     0.6180          12.14
----------------------------------------------------------------------------
1994          10.97      9.52           0.0260     0.5865          (7.77)
----------------------------------------------------------------------------
1995           9.52     10.36              --      0.6079          15.55
----------------------------------------------------------------------------
1996          10.36     10.39              --      0.5627           5.94
----------------------------------------------------------------------------
01/01/97 -
  08/31/97    10.39     10.65              --      0.3335           5.82
----------------------------------------------------------------------------
                               TOTALS: $0.4382    $6.6890
----------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 08/31/97:     123.98%
----------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

             NET ASSET VALUE
            ------------------
PERIOD                          CAPITAL GAINS                     TOTAL
COVERED     BEGINNING  ENDING    DISTRIBUTED   DIVIDENDS PAID   RETURN/1/
----------------------------------------------------------------------------
07/01/91 -
  12/31/91   $10.05    $10.38          $0.0679    $0.3170           7.21%
----------------------------------------------------------------------------
1992          10.38     10.54           0.1406     0.5930           8.95
----------------------------------------------------------------------------
1993          10.54     10.97           0.2037     0.5349          11.30
----------------------------------------------------------------------------
1994          10.97      9.52           0.0260     0.5103          (8.47)
----------------------------------------------------------------------------
1995           9.52     10.35              --      0.5328          14.59
----------------------------------------------------------------------------
1996          10.35     10.38              --      0.4854           5.15
----------------------------------------------------------------------------
01/01/97 -
  08/31/97    10.38     10.65              --      0.2860           5.45
----------------------------------------------------------------------------
                               TOTALS: $0.4382    $3.2594
----------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 08/31/97:      51.17%
----------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ----------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.50   $10.54     $0.0135        $0.2635        3.06%
------------------------------------------------------------------------------
1993                   10.54    10.97      0.2037         0.5620       11.57
------------------------------------------------------------------------------
1994                   10.97     9.52      0.0260         0.5339       (8.23)
------------------------------------------------------------------------------
1995                    9.52    10.35       --            0.5583       14.88
------------------------------------------------------------------------------
1996                   10.35    10.39       --            0.5106        5.51
------------------------------------------------------------------------------
01/01/97 - 08/31/97    10.39    10.65       --            0.3018        5.50
------------------------------------------------------------------------------
                                      TOTALS: $0.2432    $2.7301
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           08/31/97:   34.95%
------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                          % RETURN AFTER DEDUCTING
                          % RETURN WITHOUT SALES CHARGE     MAXIMUM SALES CHARGE
                          ------------------------------------------------------------
                                      CLASS                        CLASS
                          ------------------------------------------------------------
                                  A*       B**      C***    A*       B**       C***
--------------------------------------------------------------------------------------
TWELVE MONTHS ENDED
 09/30/97                   10.37%     9.54%     9.82%       5.93%     4.54%     9.07%
--------------------------------------------------------------------------------------
FIVE YEARS ENDED
 09/30/97                    6.72      5.94      6.20        5.85      5.62      6.20
--------------------------------------------------------------------------------------
TEN YEARS ENDED 09/30/97     8.86       N/A       N/A        8.42       N/A       N/A
--------------------------------------------------------------------------------------
COMMENCEMENT OF
 OPERATIONS THROUGH
 09/30/97+                   8.28      7.02      6.10        7.85      7.02      6.10
--------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF ISSUANCE DATES ARE JUNE 23, 1987, JULY 1, 1991 AND JULY 2,
  1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                 TOTAL RETURN/1/
                -------------------------------- -----------------------------
                                                    6 MONTHS      12 MONTHS
                08/31/97  02/28/97   08/31/96    ENDED 08/31/97 ENDED 08/31/97
------------------------------------------------------------------------------
CLASS A SHARES   $10.82    $10.66     $10.44          3.98%          8.75%
------------------------------------------------------------------------------
CLASS B SHARES    10.82     10.65      10.43          3.69           8.05
------------------------------------------------------------------------------
CLASS C SHARES    10.83     10.66      10.44          3.82           8.32
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
09/23/88 -
  12/31/88       $ 9.60    $ 9.61       --          $0.1630          1.82%

------------------------------------------------------------------------------
1989               9.61      9.84       --           0.6931          9.90
------------------------------------------------------------------------------
1990               9.84      9.68       --           0.6797          5.53
------------------------------------------------------------------------------
1991               9.68     10.22       --           0.6637         12.85
------------------------------------------------------------------------------
1992              10.22     10.55       --           0.6442          9.85
------------------------------------------------------------------------------
1993              10.55     11.26     $0.0253        0.5796         12.72
------------------------------------------------------------------------------
1994              11.26      9.68      0.1017        0.5095         (8.48)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.5397         17.57
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.5175          3.46
------------------------------------------------------------------------------
01/01/97 -
  08/31/97        10.65     10.82       --           0.3085          4.57
------------------------------------------------------------------------------
                                TOTALS: $0.1270     $5.2985
------------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      08/31/97:     92.09%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $ 9.81    $10.22       --          $0.2930          7.25%

------------------------------------------------------------------------------
1992              10.22     10.55       --           0.5654          9.02
------------------------------------------------------------------------------
1993              10.55     11.25     $0.0253        0.4959         11.78
------------------------------------------------------------------------------
1994              11.25      9.68      0.1017        0.4362         (9.08)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.4616         16.71
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.4385          2.69
------------------------------------------------------------------------------
01/01/97 -
  08/31/97        10.65     10.82       --           0.2609          4.11
------------------------------------------------------------------------------
                                TOTALS: $0.1270     $2.9515
------------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      08/31/97:     48.38%
------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ----------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.45   $10.56       --           $0.2663        3.65%

------------------------------------------------------------------------------
1993                   10.56    11.26     $0.0253         0.5226       12.04
------------------------------------------------------------------------------
1994                   11.26     9.69      0.1017         0.4613       (8.81)
------------------------------------------------------------------------------
1995                    9.69    10.81       --            0.4875       16.87
------------------------------------------------------------------------------
1996                   10.81    10.65       --            0.4651        2.95
------------------------------------------------------------------------------
01/01/97 - 08/31/97    10.65    10.83       --            0.2769        4.36
------------------------------------------------------------------------------
                                      TOTALS: $0.1270    $2.4797
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           08/31/97:   32.96%
------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                    % RETURN AFTER DEDUCTING
                     % RETURN WITHOUT SALES CHARGE    MAXIMUM SALES CHARGE
                     -----------------------------------------------------------
                                 CLASS                       CLASS
                     -----------------------------------------------------------
                            A*       B**      C***    A*       B**       C***
--------------------------------------------------------------------------------
TWELVE MONTHS ENDED
 09/30/97              8.49%     7.69%     7.96%       4.15%     2.69%     7.21%
--------------------------------------------------------------------------------
FIVE YEARS ENDED
 09/30/97              6.43      5.66      5.90        5.55      5.33      5.90
--------------------------------------------------------------------------------
COMMENCEMENT OF
 OPERATIONS THROUGH
 09/30/97+             7.64      6.71      5.79        7.16      6.71      5.79
--------------------------------------------------------------------------------

/1/ FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
  AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF ISSUANCE DATES ARE SEPTEMBER 23, 1988, JULY 1, 1991 AND JULY
  2, 1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                    MATURITY          INTEREST
   (000)                                                     DATES             RATES         VALUE
 ---------                                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES -- 98.57%
  $ 2,150  CALIFORNIA GENERAL OBLIGATION BONDS....          11/01/09           6.500%     $  2,466,652
    3,500  CALIFORNIA EDUCATIONAL FACILITIES
            AUTHORITY STANFORD UNIVERSITY.........          11/01/16           6.000         3,649,660
    3,500  CALIFORNIA EDUCATIONAL FACILITIES
            AUTHORITY UNIVERSITY OF SOUTHERN
            CALIFORNIA............................          10/01/15           7.200         3,580,815
    2,000  CALIFORNIA HEALTH FACILITIES FINANCING
            AUTHORITY KAISER PERMANENTE HOSPITAL..          10/01/18           7.000         2,135,800
    1,950  CALIFORNIA POLLUTION CONTROL FINANCING
            AUTHORITY SAN DIEGO GAS & ELECTRIC
            (AMBAC INSURED).......................          06/01/14           5.900         2,110,368
    3,500  CALIFORNIA STATE DEPARTMENT OF
            TRANSPORTATION........................          03/01/16           6.500         3,749,165
   10,450  CALIFORNIA STATE PUBLIC WORKS BOARD
            DEPARTMENT OF CORRECTIONS (MBIA
            INSURED)..............................          11/01/19           5.625        10,539,661
    1,750  CALIFORNIA STATE PUBLIC WORKS BOARD
            VARIOUS UNIVERSITY OF CALIFORNIA
            PROJECTS..............................          06/01/14           5.500         1,786,435
    4,000  CALIFORNIA STATE UNIVERSITY REVENUE
            HOUSING SYSTEMS (FGIC INSURED)........          11/01/21           5.900         4,126,160
    3,370  UNIVERSITY OF CALIFORNIA REVENUES
            MULTIPLE PURPOSE PROJECTS (MBIA
            INSURED)..............................          09/01/01          10.000         4,076,824
    1,000  ANAHEIM PUBLIC FINANCING AUTHORITY
            LEASE REVENUE SENIOR PUBLIC
            IMPROVEMENTS PROJECT SERIES A (FSA
            INSURED)..............................          09/01/24           6.000         1,092,290
    1,390  BEVERLY HILLS CERTIFICATES OF
            PARTICIPATION.........................    06/01/15 TO 06/01/19 6.750 TO 7.000    1,471,121
    1,350  CONTRA COSTA COUNTY TRANSPORTATION
            COMMISSION SALES TAX REVENUE BONDS....          03/01/07           6.875         1,511,987
    5,175  CONTRA COSTA WATER DISTRICT (AMBAC
            INSURED)..............................          10/01/22           6.375         5,634,902
    1,365  DEL MAR RACE TRACK AUTHORITY...........          08/15/11           6.200         1,441,686
    1,365  DOWNEY CERTIFICATES OF PARTICIPATION
            CIVIC CENTER PROJECT (MBIA INSURED)...          02/01/09           6.500         1,563,266
      650  DUARTE REDEVELOPMENT AGENCY TAX
            ALLOCATION DAVIS ADDITION PROJECT.....          09/01/14           6.700           668,356
    2,000  EAST BAY MUNICIPAL UTILITY DISTRICT
            (FGIC INSURED)........................          06/01/12           6.000         2,100,420
    1,000  FAIRFIELD PUBLIC FINANCING AUTHORITY
            MUNICIPAL PARK IMPROVEMENT
            (FGIC INSURED)........................          07/01/14           6.250         1,073,280
    3,195  FONTANA REDEVELOPMENT AGENCY TAX
            ALLOCATION JURUPA HILLS REDEVELOPMENT
            PROJECT...............................    10/01/23 TO 10/01/24 7.100 TO 7.200    3,508,989
    2,000  FOOTHILL DE ANZA CALIFORNIA COMMUNITY
            COLLEGE DISTRICT CERTIFICATES OF
            PARTICIPATION.........................          09/01/13           6.250         2,137,440
    2,000  FREMONT UNIFIED SCHOOL DISTRICT ALAMEDA
            COUNTY (MBIA INSURED).................          08/01/16           5.875         2,082,540
    1,000  INTERMODAL CONTAINER TRANSFER
            FACILITIES SOUTHERN PACIFIC TRANSFER
            COMPANY...............................          11/01/14           7.700         1,066,760
    5,000  LOS ANGELES HARBOR DEPARTMENT REVENUE..          11/01/23           5.375         4,806,250
    4,960  LOS ANGELES COUNTY PUBLIC WORKS
            FINANCING AUTHORITY REVENUE REGIONAL
            PARKS AND OPEN SPACE (MBIA INSURED)...          10/01/09           6.100         5,374,854
    3,000  LOS ANGELES DEPARTMENT OF WATER & POWER
            (CROSSOVER REFUNDED TO 01/15/01 @ 102).         01/15/31           7.100         3,271,560
    1,500  LOS ANGELES DEPARTMENT OF WATER & POWER
            (CROSSOVER REFUNDED TO 02/15/99 @
            102)..................................          02/15/19           7.200         1,590,885
    1,180  MODESTO WASTEWATER TREATMENT FACILITY
            REVENUE (MBIA INSURED)................          11/01/10           6.000         1,303,581
    1,800  MODESTO PUBLIC FINANCING AUTHORITY
            LEASE REVENUE JOHN THURMAN FIELD
            RENOVATION PROJECT....................          11/01/16           6.125         1,841,490
    1,000  MOJAVE WATER AGENCY IMPROVEMENT
            DISTRICT MORONGO BASIN (FGIC INSURED).          09/01/22           5.800         1,025,350
      800  NEWPORT BEACH HEALTH FACILITIES HOAG
            MEMORIAL HOSPITAL.....................          09/02/97           3.400*          800,000
    5,000  OAKLAND GENERAL OBLIGATION BONDS (FGIC
            INSURED)..............................          06/15/22           6.000         5,202,850
    1,000  OAKLAND GENERAL OBLIGATIONS BONDS (MBIA
            INSURED)..............................          12/15/22           5.900         1,034,080
   12,480  ORANGE COUNTY RECOVERY CERTIFICATES OF
            PARTICIPATION (MBIA INSURED)..........    06/01/10 TO 07/01/26 5.700 TO 6.000   13,333,841
      810  ORANGE COUNTY SINGLE FAMILY RESIDENTIAL
            MORTGAGE REVENUE BONDS (GNMA INSURED).          09/01/16           7.800           831,076
    1,500  SACRAMENTO MUNICIPAL UTILITY DISTRICT
            ELECTRIC REVENUE (AMBAC INSURED)......          07/01/17           5.700         1,578,660
    2,315  SAN BERNARDINO COUNTY TRANSPORTATION
            AUTHORITY SALES TAX REVENUE (MBIA
            INSURED)..............................          03/01/09           6.250         2,602,569
    1,300  SAN DIEGO INDUSTRIAL DEVELOPMENT
            AUTHORITY SAN DIEGO GAS & ELECTRIC....          09/01/18           6.400         1,408,628

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                     MATURITY    INTEREST
   (000)                                       DATES       RATES      VALUE
 ---------                                 ------------- --------- ------------
 MUNICIPAL BONDS AND NOTES (CONCLUDED)
  $ 7,000  SAN DIEGO INDUSTRIAL
            DEVELOPMENT AUTHORITY SAN
            DIEGO GAS & ELECTRIC (MBIA
            INSURED)....................     09/01/18      6.100%  $  7,361,830
    2,000  SAN FRANCISCO SEWER (AMBAC
            INSURED)....................     10/01/11      6.000      2,113,160
    4,525  SAN JOAQUIN HILLS
            TRANSPORTATION CORRIDOR
            AGENCY TOLL ROAD REVENUE....     01/01/00      4.950+     4,073,043
    1,000  SAN JOSE REDEVELOPMENT AGENCY
            TAX ALLOCATION (MBIA
            INSURED)....................     08/01/09      6.000      1,105,060
    2,000  SAN JOSE-SANTA CLARA WATER
            FINANCING AUTHORITY SEWER
            REVENUE (FGIC INSURED)......     11/15/20      5.375      1,964,700
    4,555  SAN MATEO COUNTY TRANSIT
            DISTRICT (MBIA INSURED).....     06/01/18      5.750      4,814,271
      960  SAN YSIDRO SCHOOL DISTRICT
            (AMBAC INSURED).............     08/01/21      6.125      1,039,718
    2,000  SANTA CLARA COUNTY FINANCING
            AUTHORITY LEASE (AMBAC
            INSURED)....................     11/15/20      6.750      2,257,040
    5,000  SANTA MONICA PARKING
            AUTHORITY...................     07/01/16      6.375      5,420,050
    2,000  SOUTHERN CALIFORNIA PUBLIC
            POWER AUTHORITY.............     07/01/20      5.500      1,994,680
    3,500  SOUTHERN CALIFORNIA RAPID
            TRANSIT DISTRICT SPECIAL
            BENEFIT ASSESSMENT DISTRICT
            (AMBAC INSURED).............     09/01/08      6.000      3,748,220
    5,350  PUERTO RICO COMMONWEALTH
            HIGHWAY & TRANSPORTATION
            AUTHORITY...................     07/01/26      5.500      5,265,951
    1,000  PUERTO RICO ELECTRIC POWER
            AUTHORITY REVENUE...........     07/01/12      5.000        965,390
                                                                   ------------
 TOTAL INVESTMENTS (COST --
  $145,937,333) -- 98.57%................                           151,703,364
 OTHER ASSETS IN EXCESS OF LIABILITIES --
  1.43%..................................                             2,205,458
                                                                   ------------
 NET ASSETS -- 100.00%...................                          $153,908,822
                                                                   ============

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATE SHOWN IS THE NEXT INTEREST RATE RESET DATE; THE INTEREST RATE SHOWN IS THE CURRENT RATE AS OF AUGUST 31, 1997.
+ ZERO COUPON BOND, INTEREST RATE REFLECTS YIELD TO MATURITY AT DATE OF
  PURCHASE.
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC - FINANCIAL GUARANTY INSURANCE COMPANY
FSA - FINANCIAL SECURITY ASSURANCE INCORPORATED
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES --
  102.49%
 ARIZONA -- 4.82%
  $10,510  MARICOPA COUNTY
            COMMUNITY COLLEGE
            DISTRICT...............         07/01/07           6.000%     $ 11,257,786
    3,700  PHOENIX GENERAL
            OBLIGATION.............         07/01/16           6.250         4,143,704
                                                                          ------------
                                                                            15,401,490
                                                                          ------------
 CALIFORNIA -- 0.96%
      160  CALIFORNIA STATE (FGIC
            INSURED)...............         11/01/12           7.000           182,466
    3,000  LOS ANGELES CALIFORNIA
            HARBOR DEPARTMENT
            REVENUE................         11/01/23           5.375         2,883,750
                                                                          ------------
                                                                             3,066,216
                                                                          ------------
 COLORADO -- 4.40%
   12,000  ARAPAHOE COUNTY CAPITAL
            IMPROVEMENT TRUST FUND
            HIGHWAY REVENUE........         08/31/26           7.000        14,053,920
                                                                          ------------
 DISTRICT OF COLUMBIA -- 1.47%
    4,355  DISTRICT OF COLUMBIA
            HOSPITAL REVENUE
            MEDLANTIC HEALTHCARE
            GROUP..................   08/15/09 TO 08/15/10     6.000         4,702,640
                                                                          ------------
 FLORIDA -- 1.02%
    3,000  PLANT CITY UTILITY
            SYSTEMS REVENUE........         10/01/15           6.000         3,271,620
                                                                          ------------
 GEORGIA -- 7.57%
    5,900  ATLANTA GEORGIA.........         12/01/11           5.900         6,253,174
    5,000  CONYERS WATER AND SEWAGE
            REVENUE (AMBAC
            INSURED)...............         07/01/15           6.600         5,636,750
    3,000  GEORGIA MUNICIPAL
            ELECTRIC AUTHORITY
            POWER REVENUE..........         01/01/12           6.250         3,296,190
    8,000  HALL COUNTY SCHOOL
            DISTRICT (AMBAC
            INSURED)...............         12/01/14           6.700         9,008,400
                                                                          ------------
                                                                            24,194,514
                                                                          ------------
 HAWAII -- 0.16%
      500  HAWAII STATE............         02/01/08           5.125           510,305
                                                                          ------------
 IDAHO -- 0.19%
      600  IDAHO HEALTH FACILITIES
            AUTHORITY ST. LUKES
            MEDICAL CENTER PROJECT.         09/02/97           3.650*          600,000
                                                                          ------------
 ILLINOIS -- 9.73%
    6,500  ILLINOIS BOARD OF
            EDUCATION CHICAGO
            SCHOOL REFORM..........   12/01/12 TO 12/01/17 5.800 TO 6.250    6,767,505
    4,335  ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            CITIZENS UTILITIES.....         08/01/20           7.150         4,619,593
    3,625  ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            REVENUE REFUNDING
            COMMUNITY REHAB
            PROVIDERS A............   07/01/09 TO 07/01/15 5.900 TO 6.000    3,681,619
      660  ILLINOIS HEALTH
            FACILITIES AUTHORITY
            REVENUE EVANGELICAL....         04/15/17           6.750           765,732
      340  ILLINOIS HEALTH
            FACILITIES AUTHORITY
            REVENUE EVANGELICAL
            HOSPITAL (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 4/15/02 @
            102)...................         04/15/17           6.750           377,301

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                          MATURITY INTEREST
   (000)                                           DATES    RATES      VALUE
 ---------                                        -------- -------- ------------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
 ILLINOIS -- (CONCLUDED)
  $ 2,000  ILLINOIS SKYWAY TOLL BRIDGE REVENUE.   01/01/10  6.500%  $  2,223,840
      500  CHICAGO METROPOLITAN WATER
            RECLAMATION DISTRICT...............   12/01/10  7.000        597,095
    2,500  CHICAGO SERIES A2...................   01/01/15  6.250      2,769,975
    2,000  METROPOLITAN PIER & EXPOSITION
            AUTHORITY (ILLINOIS) MCCORMICK
            PLACE CONVENTION COMPLEX...........   07/01/26  7.000      2,348,200
    1,170  NORTHERN ILLINOIS UNIVERSITY (PRE-
            REFUNDED WITH U.S. GOVERNMENT
            SECURITIES TO 04/01/09 @ 100)......   04/01/13 10.400      1,592,311
    4,620  REGIONAL TRANSPORTATION AUTHORITY
            (FGIC INSURED).....................   06/01/14  7.100      5,348,759
                                                                    ------------
                                                                      31,091,930
                                                                    ------------
 INDIANA -- 0.97%
    3,000  INDIANA HEALTH FACILITY FINANCE
            AUTHORITY METHODIST HOSPITAL OF
            INDIANA............................   09/01/15  5.750      3,085,020
                                                                    ------------
 KENTUCKY -- 2.10%
    6,500  JEFFERSON COUNTY POLLUTION CONTROL
            REVENUE............................   02/01/19  7.750      6,715,865
                                                                    ------------
 LOUISIANA -- 0.06%
      200  PARISH OF EAST BATON ROUGE POLLUTION
            CONTROL REVENUE....................   09/02/97  3.700*       200,000
                                                                    ------------
 MARYLAND -- 1.59%
    4,750  PRINCE GEORGES COUNTY MARYLAND
            POLLUTION CONTROL REVENUE REFUNDING
            POTOMAC ELECTRIC PROJECT...........   03/15/10  5.750      5,083,450
                                                                    ------------
 MASSACHUSETTS -- 3.09%
    6,000  MASSACHUSETTS STATE SERIES B (PRE-
            REFUNDED WITH U.S. GOVERNMENT
            SECURITIES TO 06/01/02 @ 101)......   06/01/13  6.500      6,567,420
    1,295  MASSACHUSETTS STATE SERIES D (PRE-
            REFUNDED WITH U.S. GOVERNMENT
            SECURITIES TO 05/01/02 @ 102)......   05/01/12  5.750      1,385,741
    1,770  MASSACHUSETTS WATER RESOURCES
            AUTHORITY..........................   12/01/11  6.000      1,924,202
                                                                    ------------
                                                                       9,877,363
                                                                    ------------
 MICHIGAN -- 2.35%
    1,000  MICHIGAN STATE HOSPITAL FINANCE
            AUTHORITY MCLAREN REGIONAL MEDICAL
            CENTER (PRE-REFUNDED WITH U.S.
            GOVERNMENT SECURITIES TO 09/15/01 @
            102)...............................   09/15/21  7.500      1,132,050
    1,915  ROYAL OAK HOSPITAL FINANCE AUTHORITY
            WILLIAM BEAUMONT HOSPITAL..........   01/01/19  6.625      2,059,563
      235  ROYAL OAK HOSPITAL FINANCE AUTHORITY
            WILLIAM BEAUMONT HOSPITAL (PRE-
            REFUNDED WITH U.S. GOVERNMENT
            SECURITIES TO 01/01/02 @ 102)......   01/01/19  6.625        258,733
    3,700  ROYAL OAK HOSPITAL FINANCE AUTHORITY
            WILLIAM BEAUMONT HOSPITAL (PRE-
            REFUNDED WITH U.S. GOVERNMENT
            SECURITIES TO 01/01/01 @ 102)......   01/01/20  6.750      4,041,880
                                                                    ------------
                                                                       7,492,226
                                                                    ------------
 MINNESOTA -- 2.02%
    6,000  MINNESOTA PUBLIC FACILITIES
            AUTHORITY WATER POLLUTION..........   03/01/15  6.250      6,445,140
                                                                    ------------
 MISSISSIPPI -- 2.05%
    6,045  CLAIBORNE COUNTY MISSISSIPPI
            POLLUTION CONTROL REVENUE MIDDLE
            SOUTH ENERGY INCORPORATED..........   12/01/14  9.875      6,553,929
                                                                    ------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES
 (CONTINUED)
 NEW HAMPSHIRE -- 0.57%
  $ 1,275  NEW HAMPSHIRE HIGHER
            EDUCATIONAL & HEALTH
            FACILITIES NEW
            HAMPSHIRE COLLEGE......         01/01/07           5.950%     $  1,284,869
      500  NEW HAMPSHIRE INDUSTRIAL
            DEVELOPMENT AUTHORITY
            CENTRAL MAINE
            POWER COMPANY..........         05/01/14           7.375           538,945
                                                                          ------------
                                                                             1,823,814
                                                                          ------------
 NEW JERSEY -- 4.94%
    1,890  NEW JERSEY HOUSING
            GENERAL RESOLUTION
            SERIES A...............         11/01/04           6.700         2,025,437
   12,000  NEW JERSEY STATE
            TURNPIKE AUTHORITY
            (MBIA INSURED).........         01/01/16           6.500        13,751,520
                                                                          ------------
                                                                            15,776,957
                                                                          ------------
 NEW YORK -- 19.79%
    8,590  NEW YORK STATE DORMITORY
            AUTHORITY REVENUES CITY
            UNIVERSITY.............   07/01/02 TO 07/01/03     6.000         9,126,448
    5,395  NEW YORK STATE ENERGY
            RESEARCH AND
            DEVELOPMENT AUTHORITY
            ELECTRIC
            FACILITIES REVENUE.....   09/01/19 TO 02/01/22     7.150         5,812,735
    6,000  NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            STATE WATER
            POLLUTION CONTROL......         06/15/14           6.875         6,790,380
    3,825  NEW YORK STATE LOCAL
            GOVERNMENT ASSISTANCE
            CORPORATION............         04/01/14           6.000         4,126,639
    4,960  NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE SERIES A.......         06/15/12           7.100         5,464,928
   12,000  NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE SERIES B.......         06/15/27           5.500        11,894,640
    1,000  PORT AUTHORITY NEW YORK
            AND NEW JERSEY KENNEDY
            INTERNATIONAL AIRPORT
            COGENERATION PROJECT...         10/01/11           6.750         1,082,800
   12,325  TRIBOROUGH BRIDGE &
            TUNNEL AUTHORITY NEW
            YORK REVENUES GENERAL
            PURPOSE................   01/01/17 TO 01/01/27 5.200 TO 5.500   12,451,607
    3,100  TRIBOROUGH BRIDGE AND
            TUNNEL AUTHORITY.......         01/01/10           7.100         3,393,384
    2,800  UNITED NATIONS
            DEVELOPMENT
            CORPORATION............         07/01/26           6.000         3,060,344
                                                                          ------------
                                                                            63,203,905
                                                                          ------------
 NORTH CAROLINA -- 2.53%
    3,400  NORTH CAROLINA EASTERN
            MUNICIPAL POWER AGENCY.         01/01/13           7.000         3,840,130
    4,000  NORTH CAROLINA MEDICAL
            CARE COMPANY REX
            HOSPITAL...............         06/01/17           6.250         4,238,680
                                                                          ------------
                                                                             8,078,810
                                                                          ------------
 OHIO -- 0.34%
    1,000  OHIO STATE
            INFRASTRUCTURE
            IMPROVEMENT............         08/01/13           6.200         1,082,280
                                                                          ------------
 OKLAHOMA -- 1.09%
    3,290  HOLDENVILLE INDUSTRIAL
            AUTHORITY CORRECTIONAL
            FACILITY REVENUE.......   07/01/03 TO 07/01/06 6.050 TO 6.350    3,483,719
                                                                          ------------
 OREGON -- 3.58%
   10,400  PORTLAND SEWER SYSTEMS
            REVENUE................         06/01/15           6.250        11,443,224
                                                                          ------------
 PENNSYLVANIA -- 0.97%
    3,000  PENNSYLVANIA STATE
            TURNPIKE COMMISSION
            REVENUE................         12/01/12           5.750         3,100,230
                                                                          ------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES
 (CONCLUDED)
 PUERTO RICO -- 1.20%
  $ 1,500  PUERTO RICO COMMONWEALTH
            (MBIA INSURED).........         07/01/15           5.650%     $  1,581,330
    2,425  PUERTO RICO COMMONWEALTH
            HIGHWAY &
            TRANSPORTATION
            AUTHORITY..............         07/01/36           5.000         2,242,082
                                                                          ------------
                                                                             3,823,412
                                                                          ------------
 SOUTH CAROLINA -- 1.84%
    1,000  CHARLESTON WATERWORKS &
            SEWER REVENUE..........         01/01/16           6.000         1,041,550
    6,300  PIEDMONT MUNICIPAL POWER
            AGENCY.................         01/01/23           4.000         4,824,288
                                                                          ------------
                                                                             5,865,838
                                                                          ------------
 TEXAS -- 16.45%
    2,900  TEXAS STATE PUBLIC
            PROPERTY FINANCE
            CORPORATION REVENUE
            MENTAL HEALTH..........         09/01/03           5.400         2,944,225
    8,000  TEXAS STATE TURNPIKE
            AUTHORITY NORTH THRUWAY
            REVENUE PRESIDENT
            GEORGE BUSH TURNPIKE...         01/01/25           5.000         7,469,200
    1,440  TEXAS STATE WATER
            DEVELOPMENT SERIES A&C.         08/01/18           5.750         1,465,574
    4,850  ALLIANCE AIRPORT
            AUTHORITY INCORPORATED
            TEXAS SPECIAL
            FACILITIES REVENUE
            AMERICA AIRLINES
            INCORPORATED PROJECT...         12/01/29           7.500         5,250,707
    9,000  AUSTIN UTILITY SYSTEMS
            REVENUE+...............   11/15/05 TO 11/15/12 6.500 TO 6.750   10,121,790
    1,321  HARRIS COUNTY LEASE (1).         05/15/02           5.500         1,351,006
      710  HARRIS COUNTY TOLL ROAD
            AUTHORITY(AMBAC
            INSURED)...............         08/15/17           6.500           777,230
   10,675  SAN ANTONIO ELECTRIC AND
            GAS REVENUE............         02/01/11           5.750        11,055,777
    7,325  SAN ANTONIO ELECTRIC AND
            GAS REVENUE (PRE-
            REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 02/01/02 @ 101).....         02/01/11           5.750         7,760,398
    4,000  TEXARKANA HEALTH
            FACILITIES DEVELOPMENT
            CORPORATION WADLEY
            REGIONAL MEDICAL CENTER
            (MBIA INSURED).........         10/01/19           7.000         4,352,480
                                                                          ------------
                                                                            52,548,387
                                                                          ------------
 VIRGINIA -- 2.24%
    5,500  PITTSYLVANIA COUNTY
            VIRGINIA INDUSTRIAL
            DEVELOPMENT AUTHORITY
            REVENUE (1)............         01/01/10           7.650         6,067,380
    1,000  HAMPTON ROADS MEDICAL
            COLLEGE................         11/15/16           6.875         1,075,080
                                                                          ------------
                                                                             7,142,460
                                                                          ------------
 WYOMING -- 2.40%
    7,000  SWEETWATER COUNTY SOLID
            WASTE DISPOSAL REVENUE
            FMC CORPORATION
            PROJECT................         06/01/24           7.000         7,677,040
                                                                          ------------
 TOTAL INVESTMENTS (COST --
  $310,910,823) -- 102.49%..........                                       327,395,704
 LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (2.49)%..................                                       (7,940,109)
                                                                          ------------
 NET ASSETS -- 100.00%..............                                      $319,455,595
                                                                          ============

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATES SHOWN ARE THE NEXT INTEREST RATE RESET DATES; THE INTEREST RATES SHOWN ARE THE CURRENT RATES AS OF AUGUST 31, 1997.
+ PURCHASED ON A FORWARD COMMITTMENT BASIS.
(1) ILLIQUID SECURITY REPRESENTING 2.32% OF NET ASSETS.
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC - FINANCIAL GUARANTY INSURANCE COMPANY
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                            MATURITY INTEREST
   (000)                                             DATES    RATES      VALUE
 ---------                                          -------- -------- -----------
 MUNICIPAL BONDS AND NOTES -- 97.37%
 CALIFORNIA -- 6.97%
  $  350   DUARTE CALIFORNIA REDEVELOPMENT
            AGENCY TAX ALLOCATION REFUNDING
            DAVIS ADDITION PROJECT..............    09/01/14  6.700%  $   359,884
   3,000   LAKE ELSINORE CALIFORNIA PUBLIC
            FINANCING AUTHORITY LOCAL AGENCY
            REVENUE.............................    09/01/20  7.100     2,990,220
   2,975   LONG BEACH AQUARIUM OF THE PACIFIC
            PROJECT.............................    07/01/15  6.125     3,026,348
                                                                      -----------
                                                                        6,376,452
                                                                      -----------
 COLORADO -- 3.49%
   3,000   HYLAND HILLS METROPOLITAN PARK AND
            RECREATION DISTRICT.................    12/15/15  6.750     3,194,460
                                                                      -----------
 FLORIDA -- 2.45%
   2,035   ESCAMBIA COUNTY POLLUTION CONTROL
            CHAMPION INTERNATIONAL CORPORATION
            PROJECT.............................    08/01/22  6.900     2,241,125
                                                                      -----------
 GEORGIA -- 2.95%
   2,500   DEVELOPMENT AUTHORITY OF EFFINGHAM
            COUNTY FORT HOWARD PAPER
            (ASSUMED BY FORT JAMES CORPORATION).    10/01/05  7.900     2,693,725
                                                                      -----------
 ILLINOIS -- 6.74%
   2,500   ILLINOIS EDUCATIONAL FACILITIES
            AUTHORITY COLUMBIA COLLEGE..........    12/01/17  6.875     2,644,900
   3,000   METROPOLITAN PIER & EXPOSITION
            AUTHORITY (ILLINOIS) MCCORMICK PLACE
            CONVENTION COMPLEX..................    07/01/26  7.000     3,522,300
                                                                      -----------
                                                                        6,167,200
                                                                      -----------
 INDIANA -- 11.99%
   4,000   INDIANA STATE DEVELOPMENT FINANCE
            AUTHORITY INLAND STEEL CORPORATION..    11/01/11  7.250     4,373,960
   1,300   CRAWFORDSVILLE ECONOMIC DEVELOPMENT
            AUTHORITY KROGER CO.................    11/01/12  7.700     1,462,123
   2,500   INDIANAPOLIS AIRPORT AUTHORITY
            FEDERAL EXPRESS.....................    01/15/17  7.100     2,783,875
     200   INDIANAPOLIS INDIANA RESOURCE
            RECOVERY REVENUE....................    09/02/97  3.800*      200,000
   2,000   WABASH SOLID WASTE DISPOSAL JEFFERSON
            SMURFIT CORPORATION PROJECT.........    06/01/26  7.500     2,144,580
                                                                      -----------
                                                                       10,964,538
                                                                      -----------
 KENTUCKY -- 5.44%
   2,200   ASHLAND SEWAGE AND SOLID WASTE
            ASHLAND INCORPORATED PROJECT........    02/01/22  7.125     2,444,750
   1,250   KENTON COUNTY AIRPORT BOARD DELTA
            AIRLINES............................    02/01/21  7.125     1,358,387
   1,000   RUSSELL HEALTH FINANCING AUTHORITY
            FRANCISCAN SISTERS OF THE POOR
            HEALTH SYSTEM.......................    07/01/15  8.100     1,173,070
                                                                      -----------
                                                                        4,976,207
                                                                      -----------
 LOUISIANA -- 3.68%
     100   LOUISIANA PUBLIC FACILITIES AUTHORITY
            REVENUE KENNER HOTEL LIMITED........    09/02/97  3.050*      100,000
   1,000   POINTE COUPEE PARISH GULF STATES
            UTILITIES...........................    03/01/13  6.700     1,053,680
   2,000   WEST FELICIANA PARISH GULF STATES
            UTILITIES...........................    12/01/14  7.700     2,209,900
                                                                      -----------
                                                                        3,363,580
                                                                      -----------
 MASSACHUSETTS -- 1.13%
   1,000   AGAWAM RESOURCE RECOVERY SPRINGFIELD
            PROJECT.............................    12/01/08  8.500     1,033,340
                                                                      -----------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                            MATURITY INTEREST
   (000)                                             DATES    RATES      VALUE
 ---------                                          -------- -------- -----------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
 NEW HAMPSHIRE -- 5.40%
  $1,690   NEW HAMPSHIRE HIGHER EDUCATIONAL AND
            HEALTH FACILITIES AUTHORITY REVENUE
            NEW HAMPSHIRE COLLEGE................   01/01/16  6.300%  $ 1,706,173
   3,000   NEW HAMPSHIRE INDUSTRIAL DEVELOPMENT
            AUTHORITY CENTRAL MAINE POWER
            COMPANY..............................   05/01/14  7.375     3,233,670
                                                                      -----------
                                                                        4,939,843
                                                                      -----------
 NEW JERSEY -- 5.78%
   2,000   NEW JERSEY ECONOMIC DEVELOPMENT
            AUTHORITY VINELAND COGENERATION L.P.
            PROJECT..............................   06/01/19  7.875     2,174,420
   2,900   NEW JERSEY HEALTH CARE FACILITIES
            FINANCING AUTHORITY COLUMBUS
            HOSPITAL.............................   07/01/21  7.500     3,108,365
                                                                      -----------
                                                                        5,282,785
                                                                      -----------
 NEW MEXICO -- 2.35%
   2,000   CHAVES COUNTY HOSPITAL REVENUE BONDS
            EASTERN NEW MEXICO MEDICAL CENTER....   12/01/22  7.250     2,150,180
                                                                      -----------
 NEW YORK -- 12.06%
   2,800   NEW YORK CITY INDUSTRIAL DEVELOPMENT
            AGENCY AMERICAN AIRLINES
            INCORPORATED.........................   08/01/24  6.900     3,066,224
   3,870   NEW YORK ENERGY RESEARCH AND
            DEVELOPMENT AUTHORITY LILCO..........   09/01/19  7.150     4,169,654
   3,500   PORT AUTHORITY NEW YORK AND NEW JERSEY
            KENNEDY INTERNATIONAL AIRPORT
            COGENERATION PROJECT 4TH INSTALLMENT
            PROJECT..............................   10/01/11  6.750     3,789,800
                                                                      -----------
                                                                       11,025,678
                                                                      -----------
 OHIO -- 3.43%
   3,000   DAYTON EMERY AIR FREIGHT..............   10/01/09  6.200     3,138,390
                                                                      -----------
 OKLAHOMA -- 2.39%
   2,050   HOLDENVILLE INDUSTRIAL AUTHORITY
            CORRECTIONAL FACILITY................   07/01/10  6.600     2,183,804
                                                                      -----------
 PENNSYLVANIA -- 1.85%
   1,500   BEAVER COUNTY INDUSTRIAL DEVELOPMENT
            AUTHORITY TOLEDO EDISON..............   05/01/20  7.750     1,695,840
                                                                      -----------
 SOUTH CAROLINA -- 2.02%
   1,750   MYRTLE BEACH CERTIFICATES OF
            PARTICIPATION CONVENTION CENTER
            PROJECT..............................   07/01/17  6.875     1,844,693
                                                                      -----------
 TEXAS -- 2.28%
     200   SABINE RIVER AUTHORITY TEXAS POLLUTION
            CONTROL REVENUE......................   09/02/97  3.300*      200,000
   1,875   EL PASO INTERNATIONAL AIRPORT MARRIOTT
            HOTEL................................   03/01/22  7.875     1,887,263
                                                                      -----------
                                                                        2,087,263
                                                                      -----------
 UTAH -- 2.93%
   2,500   TOOELE COUNTY UTAH HAZARDOUS WASTE
            DISPOSAL REVENUE.....................   08/01/10  6.750     2,681,600
                                                                      -----------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                           MATURITY INTEREST
   (000)                                            DATES    RATES      VALUE
 ---------                                         -------- -------- -----------
 MUNICIPAL BONDS AND NOTES (CONCLUDED)
 VIRGINIA -- 4.37%
  $1,175   LOUDOUN COUNTY INDUSTRIAL DEVELOPMENT
            AUTHORITY DULLES AIRPORT MARRIOTT
            HOTEL...............................   09/01/15  7.125%  $ 1,271,397
   2,500   PITTSYLVANIA COUNTY VIRGINIA
            INDUSTRIAL DEVELOPMENT AUTHORITY
            REVENUE.............................   01/01/14  7.500     2,720,175
                                                                     -----------
                                                                       3,991,572
                                                                     -----------
 WASHINGTON -- 0.11%
     100   WASHINGTON STATE HEALTH CARE
            FACILITIES AUTHORITY FRED HUTCHINSON
            CANCER CENTER.......................   09/02/97  3.350*      100,000
                                                                     -----------
 WEST VIRGINIA -- 2.40%
   1,900   HARRISON COUNTY COMMERCIAL
            DEVELOPMENT BONDS KROGER COMPANY....   11/01/14  8.100     2,192,923
                                                                     -----------
 WISCONSIN -- 4.50%
     100   WISCONSIN STATE HEALTH FACILITIES
            AUTHORITY REVENUE FRANCISCAN HEALTH
            CARE................................   09/03/97  3.350*      100,000
   3,900   JANESVILLE INDUSTRIAL DEVELOPMENT
            REVENUE BONDS SIMMONS MANUFACTURING
            COMPANY
            PARAMOUNT COMMUNICATIONS............   10/15/17  7.000     4,011,657
                                                                     -----------
                                                                       4,111,657
                                                                     -----------
 WYOMING -- 0.66%
     300   KEMMERER WYOMING POLLUTION CONTROL
            REVENUE.............................   09/02/97  3.750*      300,000
     200   LINCOLN COUNTY POLLUTION CONTROL.....   09/02/97  3.050*      200,000
     100   PLATTE COUNTY WYOMING POLLUTION
            CONTROL REVENUE.....................   09/02/97  3.750*      100,000
                                                                     -----------
                                                                         600,000
                                                                     -----------
 TOTAL INVESTMENTS (COST -- $84,790,354) --
  97.37%.........................................                     89,036,855
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.63%..                      2,400,925
                                                                     -----------
 NET ASSETS -- 100.00%...........................                    $91,437,780
                                                                     ===========

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATES SHOWN ARE THE NEXT INTEREST RATE RESET DATES; THE INTEREST RATES SHOWN ARE THE CURRENT RATES AS OF AUGUST 31, 1997.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                      INTEREST
   (000)                                 MATURITY DATES        RATES          VALUE
 ---------                            -------------------- --------------  -----------
 MUNICIPAL BONDS AND NOTES -- 99.15%
  $1,705   METROPOLITAN
            TRANSPORTATION
            AUTHORITY..............   07/01/11 TO 07/01/17 5.500 TO 6.250% $ 1,760,415
     400   METROPOLITAN
            TRANSPORTATION
            AUTHORITY (MBIA
            INSURED)...............         01/01/08           6.875           428,600
   1,750   METROPOLITAN
            TRANSPORTATION
            AUTHORITY NEW YORK
            COMMUTER FACILITIES
            (MBIA INSURED).........         07/01/17           6.250         1,878,240
   2,000   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            CITY UNIVERSITY OF NEW
            YORK...................   07/01/02 TO 07/01/16 5.625 TO 6.000    2,078,340
     450   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            COLGATE UNIVERSITY
            (MBIA INSURED).........         07/01/16           6.000           490,032
   1,500   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            COLUMBIA UNIVERSITY....         07/01/14           4.750         1,382,025
      40   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            FORDHAM UNIVERSITY
            (AMBAC INSURED)........         07/01/15           7.200            43,617
     700   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            STATE UNIVERSITY OF NEW
            YORK...................         05/15/16           7.000           753,928
     800   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            CENTRAL HUDSON GAS &
            ELECTRIC (FGIC
            INSURED)...............         10/01/14           7.375           868,104
   2,400   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            CONSOLIDATED EDISON
            COMPANY................         08/15/20           6.100         2,517,384
     680   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            LONG ISLAND LIGHTING...         12/01/20           7.150           732,653
     250   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            NIAGARA MOHAWK (FGIC
            INSURED)...............         10/01/13           6.625           272,910
   1,500   NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            SPRING VALLEY WATER
            (AMBAC INSURED)........         08/01/24           6.150         1,583,100
     700   NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            STATE WATER POLLUTION
            CONTROL................         06/15/10           7.250           777,182
     300   NEW YORK STATE HOUSING
            FINANCE AGENCY.........         09/15/12           7.300           331,515
   1,500   NEW YORK STATE LOCAL
            GOVERNMENT ASSISTANCE
            CORPORATION............         04/01/20           6.500         1,608,885
     580   NEW YORK STATE MEDICAL
            CARE FACILITIES
            HOSPITAL AND NURSING
            (FHA INSURED)..........         02/15/09           7.500           616,215
   1,500   NEW YORK STATE MEDICAL
            CARE FACILITIES
            HOSPITAL AND NURSING
            (HUNTINGTON HOSPITAL)..         11/01/14           6.500         1,606,215
   1,000   NEW YORK STATE POWER
            AUTHORITY REVENUE &
            GENERAL PURPOSE........         01/01/20           6.000         1,023,530
   2,655   NEW YORK STATE THRUWAY
            AUTHORITY..............   01/01/00 TO 01/01/02 5.500 TO 5.900+   2,250,478
   2,000   NEW YORK STATE THRUWAY
            AUTHORITY HIGHWAY &
            BRIDGE TRUST FUND......         04/01/14           6.000         2,112,440
   1,500   NEW YORK STATE URBAN
            DEVELOPMENT
            CORPORATION............   01/01/04 TO 04/01/05 6.250 TO 6.400    1,623,180
   1,000   PORT AUTHORITY OF NEW
            YORK & NEW JERSEY
            KENNEDY INTERNATIONAL
            AIRPORT COGENERATION
            PROJECT................         10/01/11           6.750         1,082,800
   1,000   TRIBOROUGH BRIDGE AND
            TUNNEL AUTHORITY (MBIA
            INSURED)...............         01/01/12           6.000         1,092,810
   1,000   ERIE COUNTY WATER
            REVENUE AUTHORITY
            (AMBAC INSURED)........         12/01/14           6.750         1,102,950
     300   NEW YORK CITY...........         09/02/97           3.700*          300,000
     100   NEW YORK CITY (AMBAC
            INSURED)...............         09/02/97           3.700*          100,000
   2,100   NEW YORK CITY (FGIC
            INSURED)...............         02/15/26           5.500         2,087,988
     200   NEW YORK CITY (MBIA
            INSURED)...............         09/02/97           3.700*          200,000
   1,730   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS
            LIGHTHOUSE PROJECT.....         07/01/22           6.500         1,853,349
     545   NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE................         06/15/12           7.100           600,481
   1,500   NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE (MBIA INSURED).         06/15/27           5.500         1,486,830
   1,025   NIAGARA FALLS (FGIC
            INSURED)...............         06/15/08           5.500         1,067,066
   1,250   ONEIDA HERKIMER WASTE
            MANAGEMENT AUTHORITY...         04/01/14           6.750         1,332,287
   2,700   PUERTO RICO COMMONWEALTH
            HIGHWAY &
            TRANSPORTATION
            AUTHORITY..............   07/01/13 TO 07/01/36 5.000 TO 6.250    2,679,479
   1,000   PUERTO RICO ELECTRIC
            POWER AUTHORITY
            REVENUE................         07/01/09           6.125         1,088,780

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                                  INTEREST
   (000)                                    MATURITY DATE   RATE       VALUE
 ---------                                  ------------- --------- -----------
 MUNICIPAL BONDS AND NOTES (CONCLUDED)
  $  785   PUERTO RICO INDUSTRIAL MEDICAL
            & ENVIRONMENTAL AUTHORITY
            WARNER LAMBERT...............     05/01/14      7.600%  $   846,670
                                                                    -----------
 TOTAL INVESTMENTS (COST --
  $41,237,002) -- 99.15%..................                           43,660,478
 OTHER ASSETS IN EXCESS OF LIABILITIES --
  0.85%...................................                              375,390
                                                                    -----------
 NET ASSETS -- 100.00%....................                          $44,035,868
                                                                    ===========

---------
* VARIABLE RATE DEMAND NOTE IS PAYABLE ON DEMAND. THE MATURITY DATE SHOWN IS THE NEXT INTEREST RATE RESET DATE, THE INTEREST RATE SHOWN IS THE CURRENT RATE AS OF AUGUST 31, 1997.
+ ZERO COUPON BOND INTEREST RATE REFLECTS YIELD TO MATURITY AT DATE OF
  PURCHASE.
 AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
 FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
 FHA -- FEDERAL HOUSING AUTHORITY
 MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

FUTURES CONTRACTS

 NUMBER OF     OUTSTANDING LONG             IN        EXPIRATION    UNREALIZED
 CONTRACTS     FUTURE CONTRACTS        EXCHANGE FOR      DATE      DEPRECIATION
 ---------  ----------------------     ------------   ----------   ------------
    118     MUNICIPAL BOND FUTURES      $1,183,438      DEC 97        $5,313
                                                                      ======



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENTS OF ASSETS AND LIABILITIES                 AUGUST 31, 1997 (UNAUDITED)

                            CALIFORNIA     NATIONAL     MUNICIPAL    NEW YORK
                             TAX-FREE      TAX-FREE       HIGH       TAX-FREE
                           INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                           ------------  ------------  -----------  -----------
ASSETS
INVESTMENTS IN
 SECURITIES, AT VALUE
 (COST--$145,937,333,
 $310,910,823,
 $84,790,354 AND
 $41,237,002,
 RESPECTIVELY)...........  $151,703,364  $327,395,704  $89,036,855  $43,660,478
CASH.....................        69,442         5,147       45,867       44,562
RECEIVABLE FOR
 INVESTMENTS SOLD........     1,542,297           --           --           --
INTEREST RECEIVABLE......     2,738,963     4,432,411    1,471,210      551,846
RECEIVABLE FOR SHARES OF
 BENEFICIAL INTEREST
 SOLD....................       375,598        10,490    1,250,812       27,878
OTHER ASSETS.............        45,176       121,148       97,822       55,947
                           ------------  ------------  -----------  -----------
TOTAL ASSETS.............   156,474,840   331,964,900   91,902,566   44,340,711
                           ------------  ------------  -----------  -----------
LIABILITIES
PAYABLE FOR INVESTMENTS
 PURCHASED...............     1,451,132     9,366,630          --           --
DIVIDENDS PAYABLE........       471,058       643,284      297,562      129,818
PAYABLE FOR SHARES OF
 BENEFICIAL INTEREST
 REPURCHASED.............       415,713     2,064,859       45,992       32,489
PAYABLE TO AFFILIATES....       117,602       253,361       84,675       38,913
VARIATION MARGIN PAYABLE.           --            --           --         6,099
ACCRUED EXPENSES AND
 OTHER LIABILITIES.......       110,513       181,171       36,557       97,524
                           ------------  ------------  -----------  -----------
TOTAL LIABILITIES........     2,566,018    12,509,305      464,786      304,843
                           ------------  ------------  -----------  -----------
NET ASSETS
BENEFICIAL INTEREST--
 $0.001 PAR VALUE
 (UNLIMITED AMOUNT
 AUTHORIZED).............   149,696,211   303,083,042   88,369,911   42,198,640
ACCUMULATED NET REALIZED
 LOSSES FROM INVESTMENTS
 AND FUTURES
 TRANSACTIONS............    (1,553,420)     (112,328)  (1,178,632)    (580,935)
NET UNREALIZED
 APPRECIATION OF
 INVESTMENTS AND FUTURES.     5,766,031    16,484,881    4,246,501    2,418,163
                           ------------  ------------  -----------  -----------
NET ASSETS...............  $153,908,822  $319,455,595  $91,437,780  $44,035,868
                           ============  ============  ===========  ===========
CLASS A:
NET ASSETS...............  $118,905,172  $230,424,438  $54,259,217  $22,214,901
                           ------------  ------------  -----------  -----------
SHARES OUTSTANDING.......    10,748,132    19,600,329    5,092,859    2,052,190
                           ------------  ------------  -----------  -----------
NET ASSET VALUE AND
 REDEMPTION VALUE PER
 SHARE...................        $11.06        $11.76       $10.65       $10.82
                                 ======        ======       ======       ======
MAXIMUM OFFERING PRICE
 PER SHARE (NET ASSET
 VALUE PLUS SALES CHARGE
 OF 4.00% OF OFFERING
 PRICE)..................        $11.52        $12.25       $11.09       $11.27
                                 ======        ======       ======       ======
CLASS B:
NET ASSETS...............  $ 18,397,798  $ 36,910,910  $18,067,872  $ 8,690,613
                           ------------  ------------  -----------  -----------
SHARES OUTSTANDING.......     1,661,887     3,140,788    1,696,530      803,070
                           ------------  ------------  -----------  -----------
NET ASSET VALUE AND
 OFFERING PRICE PER
 SHARE...................        $11.07        $11.75       $10.65       $10.82
                                 ======        ======       ======       ======
CLASS C:
NET ASSETS...............  $ 16,605,852  $ 51,881,620  $19,110,691  $13,130,354
                           ------------  ------------  -----------  -----------
SHARES OUTSTANDING.......     1,502,059     4,413,513    1,794,188    1,212,714
                           ------------  ------------  -----------  -----------
NET ASSET VALUE AND
 OFFERING PRICE PER
 SHARE...................        $11.06        $11.76       $10.65       $10.83
                                 ======        ======       ======       ======
CLASS Y:
NET ASSETS...............                $    238,627
                                         ------------
SHARES OUTSTANDING.......                      20,294
                                         ------------
NET ASSET VALUE, OFFERING
 PRICE AND REDEMPTION
 VALUE PER SHARE.........                      $11.76
                                               ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENT OF OPERATIONS

                                   FOR THE SIX MONTHS ENDED AUGUST 31, 1997
                                                  (UNAUDITED)
                                ------------------------------------------------
                                CALIFORNIA    NATIONAL    MUNICIPAL   NEW YORK
                                 TAX-FREE     TAX-FREE      HIGH      TAX-FREE
                                INCOME FUND  INCOME FUND INCOME FUND INCOME FUND
                                -----------  ----------- ----------- -----------
INVESTMENT INCOME:
INTEREST......................  $4,392,547   $ 9,707,786 $2,871,171  $1,297,205
                                ----------   ----------- ----------  ----------
EXPENSES:
INVESTMENT ADVISORY AND
 ADMINISTRATION...............     394,200       850,991    267,567     134,231
SERVICE FEES--CLASS A.........     150,997       307,470     65,799      27,997
SERVICE AND DISTRIBUTION
 FEES--CLASS B................      98,785       194,961     93,700      45,499
SERVICE AND DISTRIBUTION
 FEES--CLASS C................      64,220       206,943     66,791      49,676
CUSTODY AND ACCOUNTING........      46,620       102,702     27,199      13,945
LEGAL AND AUDIT...............      45,733        45,103     40,468      39,450
TRANSFER AGENCY AND SERVICE
 FEES.........................      27,252        66,721     25,893      18,635
STATE REGISTRATION............      26,513        30,818     27,373      25,675
REPORTS AND NOTICES TO
 SHAREHOLDERS.................      25,735        73,124     20,389      18,731
TRUSTEES' FEES................       6,125         6,125      6,125       6,125
OTHER EXPENSES................      19,686         3,229      9,558      10,947
                                ----------   ----------- ----------  ----------
                                   905,866     1,888,187    650,862     390,911
LESS: FEE WAIVERS FROM
 ADVISER......................      --           --          --         (95,820)
                                ----------   ----------- ----------  ----------
NET EXPENSES..................     905,866     1,888,187    650,862     295,091
                                ----------   ----------- ----------  ----------
NET INVESTMENT INCOME.........   3,486,681     7,819,599  2,220,309   1,002,114
                                ----------   ----------- ----------  ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES) FROM INVESTMENT
 ACTIVITIES:
NET REALIZED GAINS (LOSSES)
 FROM:
 INVESTMENT TRANSACTIONS......   1,979,501     5,023,346    523,649     313,073
 FUTURES CONTRACTS............     (22,342)       37,912     --          16,900
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF:
 INVESTMENTS..................      83,584       677,023  1,671,009     347,030
 FUTURES......................      --           --          --          (5,313)
                                ----------   ----------- ----------  ----------
NET REALIZED AND UNREALIZED
 GAINS FROM INVESTMENT
 ACTIVITIES...................   2,040,743     5,738,281  2,194,658     671,690
                                ----------   ----------- ----------  ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $5,527,424   $13,557,880 $4,414,967  $1,673,804
                                ==========   =========== ==========  ==========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1997       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1997
                                              --------------- -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................  $  3,486,681     $  8,486,514
NET REALIZED GAINS FROM INVESTMENTS AND
 FUTURES TRANSACTIONS........................     1,957,159          654,917
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS....        83,584       (3,028,942)
                                               ------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................     5,527,424        6,112,489
                                               ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A...............    (2,764,010)      (6,690,592)
NET INVESTMENT INCOME--CLASS B...............      (375,248)        (957,662)
NET INVESTMENT INCOME--CLASS C...............      (347,423)        (838,260)
                                               ------------     ------------
TOTAL DIVIDENDS TO SHAREHOLDERS..............    (3,486,681)      (8,486,514)
                                               ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........     6,665,576        8,838,812
COST OF SHARES REPURCHASED...................   (22,109,628)     (46,089,161)
PROCEEDS FROM DIVIDENDS REINVESTED...........     1,704,770        4,217,037
                                               ------------     ------------
NET DECREASE IN NET ASSETS DERIVED FROM
 BENEFICIAL INTEREST TRANSACTIONS............   (13,739,282)     (33,033,312)
                                               ------------     ------------
NET DECREASE IN NET ASSETS...................   (11,698,539)     (35,407,337)
NET ASSETS:
BEGINNING OF PERIOD..........................   165,607,361      201,014,698
                                               ------------     ------------
END OF PERIOD................................  $153,908,822     $165,607,361
                                               ============     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1997       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1997
                                              --------------- -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................  $  7,819,599     $  18,925,055
NET REALIZED GAINS (LOSSES) FROM INVESTMENTS
 AND FUTURES TRANSACTIONS ...................     5,061,258        (2,590,396)
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS....       677,023        (1,953,998)
                                               ------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................    13,557,880        14,380,661
                                               ------------     -------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A...............    (5,862,736)      (14,156,747)
NET INVESTMENT INCOME--CLASS B...............      (776,458)       (1,889,671)
NET INVESTMENT INCOME--CLASS C...............    (1,174,250)       (2,864,344)
NET INVESTMENT INCOME--CLASS Y...............        (6,155)          (14,293)
                                               ------------     -------------
TOTAL DIVIDENDS TO SHAREHOLDERS..............    (7,819,599)      (18,925,055)
                                               ------------     -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........     7,315,974       105,046,487
COST OF SHARES REPURCHASED...................   (62,734,817)     (190,976,675)
PROCEEDS FROM DIVIDENDS REINVESTED...........     4,864,272        11,884,626
                                               ------------     -------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS.......................   (50,554,571)      (74,045,562)
                                               ------------     -------------
NET DECREASE IN NET ASSETS...................   (44,816,290)      (78,589,956)
NET ASSETS:
BEGINNING OF PERIOD..........................   364,271,885       442,861,841
                                               ------------     -------------
END OF PERIOD................................  $319,455,595     $ 364,271,885
                                               ============     =============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1997       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1997
                                              --------------- -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................   $ 2,220,309     $  4,828,287
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS................................       523,649        1,153,507
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS....     1,671,009         (474,646)
                                                -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................     4,414,967        5,507,148
                                                -----------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A...............    (1,380,036)      (2,920,065)
NET INVESTMENT INCOME--CLASS B...............      (419,839)        (997,782)
NET INVESTMENT INCOME--CLASS C...............      (420,434)        (910,440)
                                                -----------     ------------
TOTAL DIVIDENDS TO SHAREHOLDERS..............    (2,220,309)      (4,828,287)
                                                -----------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........    17,594,862       10,286,482
COST OF SHARES REPURCHASED...................   (18,538,933)     (26,447,595)
PROCEEDS FROM DIVIDENDS REINVESTED...........     1,201,232        2,620,432
                                                -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 BENEFICIAL INTEREST TRANSACTIONS............       257,161      (13,540,681)
                                                -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS........     2,451,819      (12,861,820)
NET ASSETS:
BEGINNING OF PERIOD..........................    88,985,961      101,847,781
                                                -----------     ------------
END OF PERIOD................................   $91,437,780     $ 88,985,961
                                                ===========     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1997       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1997
                                              --------------- -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................   $ 1,002,114     $  2,401,465
NET REALIZED GAINS FROM INVESTMENTS AND
 FUTURES TRANSACTIONS........................       329,973          469,607
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS....       341,717         (901,550)
                                                -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................     1,673,804        1,969,522
                                                -----------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A...............      (535,554)      (1,280,146)
NET INVESTMENT INCOME--CLASS B...............      (183,113)        (425,371)
NET INVESTMENT INCOME--CLASS C...............      (283,447)        (695,948)
                                                -----------     ------------
TOTAL DIVIDENDS TO SHAREHOLDERS..............    (1,002,114)      (2,401,465)
                                                -----------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........     2,786,986        2,580,008
COST OF SHARES REPURCHASED...................    (6,483,808)     (15,737,969)
PROCEEDS FROM DIVIDENDS REINVESTED...........       652,690        1,553,231
                                                -----------     ------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS.......................    (3,044,132)     (11,604,730)
                                                -----------     ------------
NET DECREASE IN NET ASSETS...................    (2,372,442)     (12,036,673)
NET ASSETS:
BEGINNING OF PERIOD..........................    46,408,310       58,444,983
                                                -----------     ------------
END OF PERIOD................................   $44,035,868     $ 46,408,310
                                                ===========     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified man-agement investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares (no Class Y shares were outstanding during the period for California Tax-Free In-come Fund, Municipal High Income Fund and New York Tax-Free Income Fund). Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribu-tion plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Where market quotations are readily available, port-folio securities are valued thereon, provided such quotations adequately re-flect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix system, or based upon ap-praisals derived from information concerning those securities or similar secu-rities received from recognized dealers in those securities. All other securi-ties are valued at fair value as determined in good faith by or under the di-rection of each Trust's board of trustees. The amortized cost method of valua-tion, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the respective Trust's board of trustees determines that this does not represent fair value.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as ad-justments to interest income and the identified cost of securities.
 Income and expenses (excluding class-specific expenses) are allocated propor-tionately to each class of shares based upon the relative value of dividend el-igible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) current capital share activity of the respective class). Class-specific ex-penses are charged directly to the applicable class of shares.
 Future Contracts--Upon entering into a financial futures contract, the Funds are required to pledge to a broker an amount of cash and/or municipal securi-ties equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation mar-gin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts in strategies intended to enhance in-come or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment, temporary differ-ences do not require reclassification.
CONCENTRATION OF RISK
 Each Fund follows an investment policy of investing primarily in municipal ob-ligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest solely in municipal obligations of their respective states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by those Funds.
BANK LINE OF CREDIT
 The Funds may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection there-with, the Funds have agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended August 31, 1997, the Funds did not borrow under the Facility.
INVESTMENT ADVISER AND ADMINISTRATOR
 Each Trust's board of trustees has approved an Investment Advisory and Admin-istration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net as-sets. At August 31, 1997, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $65,879, $138,015,

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
$46,018 and $18,423, respectively, in investment advisory and administration fees. During the six months ended August 31, 1997 Mitchell Hutchins voluntarily waived $80,145 in investment advisory and administration fees from the New York Tax-Free Income Fund.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At August 31, 1997, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $51,723, $115,346, $38,657 and $20,490, respectively, in service and distribution fees. For the six months ended August 31, 1997, Mitchell Hutchins voluntarily waived $13,884 in service and distribution fees from New York Tax-Free Income Fund.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the six months ended August 31, 1997, it earned $67,807, $104,446, $57,103 and $48,287 in sales charges for the California Tax-Free Income Fund, National Tax-Free In-come Fund, Municipal High Income Fund and New York Tax-Free Income Fund, re-spectively.
TRANSFER AGENCY SERVICE FEES
 Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these serv-ices for the period ended July 31, 1997, PaineWebber earned $5,924, $15,757, $5,104 and $2,077 from California Tax-Free Income Fund, National Tax-Free In-come Fund, Municipal High Income Fund and New York Tax-Free Income Fund, re-spectively. For the period ended July 31, 1997, PaineWebber voluntarily waived $1,791 in transfer agency service fees from New York Tax-Free Income Fund.
 Subsequent to August 1, 1997, PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., each Funds' transfer agent, and was compensated for these services by PFPC, Inc., not the Funds. For the month of August 1997, PFPC, Inc. paid PaineWebber $2,036, $5,399, $1,813 and $961 for these services for the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at August 31, 1997, was substantially the same as the cost of securities for financial state-ment purposes.
 At August 31, 1997, the components of net unrealized appreciation of invest-ments were as follows:

                                CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                                 TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                                INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                                -----------  -----------  -----------  -----------
GROSS APPRECIATION
 (INVESTMENTS HAVING AN EXCESS
 OF VALUE OVER COST)..........  $5,887,633   $16,922,247  $4,258,501   $2,480,085
GROSS DEPRECIATION
 (INVESTMENTS HAVING AN EXCESS
 OF COST OVER VALUE)..........    (121,602)     (437,366)    (12,000)     (56,609)
                                ----------   -----------  ----------   ----------
NET UNREALIZED APPRECIATION OF
 INVESTMENTS..................  $5,766,031   $16,484,881  $4,246,501   $2,423,476
                                ==========   ===========  ==========   ==========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

 For the six months ended August 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                CALIFORNIA    NATIONAL    MUNICIPAL   NEW YORK
                                 TAX-FREE     TAX-FREE      HIGH      TAX-FREE
                                INCOME FUND INCOME FUND  INCOME FUND INCOME FUND
                                ----------- ------------ ----------- -----------
PURCHASES...................... $92,093,043 $162,130,659 $10,898,585 $4,263,375
SALES.......................... $97,670,371 $203,199,191 $12,942,546 $7,250,409

FEDERAL TAX STATUS
 Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code appli-cable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.
 At February 28, 1997, the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regula-tions, of future net realized capital gains which expire as follows:

 FISCAL                          CALIFORNIA   NATIONAL    MUNICIPAL   NEW YORK
 YEAR                             TAX-FREE    TAX-FREE      HIGH      TAX-FREE
ENDING                           INCOME FUND INCOME FUND INCOME FUND INCOME FUND
-------                          ----------- ----------- ----------- -----------
 2002...........................        --   $2,034,069         --         --
 2003........................... $3,509,975     549,124  $1,701,313        --
 2004...........................        --          --          --    $910,441
 2005...........................        --    2,590,396         --         --
                                 ----------  ----------  ----------   --------
                                 $3,509,975  $5,173,589  $1,701,313   $910,441
                                 ==========  ==========  ==========   ========

 The capital loss carryforwards of National Tax-Free Income Fund includes $2,583,193 from its acquisition on November 3, 1995, of Mitchell
Hutchins/Kidder, Peabody Municipal Bond Fund.
 To the extent that any such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SHARES OF BENEFICIAL INTEREST
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          CLASS A                    CLASS B                   CLASS C
                  -------------------------  ------------------------  ------------------------
                    SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                  -----------  ------------  ----------  ------------  ----------  ------------
CALIFORNIA TAX-
 FREE INCOME
 FUND
SIX MONTHS ENDED
 AUGUST 31,
 1997:
SHARES SOLD.....      372,451  $  4,085,588     159,016  $  1,742,457      76,481  $    837,531
SHARES
 REPURCHASED....   (1,552,851)  (16,924,186)   (264,171)   (2,873,855)   (211,513)   (2,311,587)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........      165,682     1,832,931    (165,533)   (1,832,931)     --           --
DIVIDENDS
 REINVESTED.....      120,704     1,316,994      14,637       159,741      20,916       228,035
                  -----------  ------------  ----------  ------------  ----------  ------------
NET DECREASE....     (894,014) $ (9,688,673)   (256,051) $ (2,804,588)   (114,116) $ (1,246,021)
                  ===========  ============  ==========  ============  ==========  ============
YEAR ENDED
 FEBRUARY 28,
 1997:
SHARES SOLD.....      510,488  $  5,504,522     131,234  $  1,418,045     178,083  $  1,916,245
SHARES
 REPURCHASED....   (2,963,291)  (31,999,497)   (681,970)   (7,362,837)   (625,668)   (6,726,827)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........       34,172       369,695     (34,152)     (369,695)     --           --
DIVIDENDS
 REINVESTED.....      300,002     3,229,518      39,223       422,345      52,550       565,174
                  -----------  ------------  ----------  ------------  ----------  ------------
NET DECREASE....   (2,118,629) $(22,895,762)   (545,665) $ (5,892,142)   (395,035) $ (4,245,408)
                  ===========  ============  ==========  ============  ==========  ============
                          CLASS A                    CLASS B                   CLASS C               CLASS Y
                  -------------------------  ------------------------  ------------------------  -----------------
                    SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT     SHARES   AMOUNT
                  -----------  ------------  ----------  ------------  ----------  ------------  ------  ---------
NATIONAL TAX-
 FREE INCOME
 FUND
SIX MONTHS ENDED
 AUGUST 31,
 1997:
SHARES SOLD.....      414,174  $  4,781,639     112,700  $  1,301,294     106,272  $  1,233,041    --       --
SHARES
 REPURCHASED....   (4,097,015)  (47,472,258)   (391,529)   (4,517,416)   (929,715)  (10,727,616) (1,505)  $(17,527)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........      161,873     1,889,531    (161,890)   (1,889,531)     --           --         --       --
DIVIDENDS
 REINVESTED.....      313,374     3,625,619      34,895       403,529      71,667       828,968     532      6,156
                  -----------  ------------  ----------  ------------  ----------  ------------  ------  ---------
NET DECREASE....   (3,207,594) $(37,175,469)   (405,824) $ (4,702,124)   (751,776) $ (8,665,607)   (973) $ (11,371)
                  ===========  ============  ==========  ============  ==========  ============  ======  =========
YEAR ENDED
 FEBRUARY 28,
 1997:
SHARES SOLD.....    8,619,128  $ 97,801,970     253,262  $  2,877,367     381,333  $  4,367,150     --         --
SHARES
 REPURCHASED....  (13,822,729) (157,206,321) (1,118,597)  (12,708,618) (1,842,002)  (20,956,425) (9,251) $(105,311)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........      107,309     1,229,690    (107,317)   (1,229,690)     --           --         --       --
DIVIDENDS
 REINVESTED.....      775,209     8,810,453      91,161     1,035,371     178,183     2,024,390   1,269     14,412
                  -----------  ------------  ----------  ------------  ----------  ------------  ------  ---------
NET DECREASE....   (4,321,083) $(49,364,208)   (881,491) $(10,025,570) (1,282,486) $(14,564,885) (7,982) $ (90,899)
                  ===========  ============  ==========  ============  ==========  ============  ======  =========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SHARES OF BENEFICIAL INTEREST (CONCLUDED)

                                  CLASS A                 CLASS B                 CLASS C
                          ------------------------  ---------------------  ----------------------
                            SHARES       AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT
                          ----------  ------------  --------  -----------  ---------  -----------
MUNICIPAL HIGH INCOME
 FUND
SIX MONTHS ENDED AUGUST
 31, 1997
SHARES SOLD.............   1,051,635  $ 11,172,402   220,438  $ 2,301,040    391,049  $ 4,121,420
SHARES REPURCHASED......  (1,166,406)  (12,334,649) (337,528)  (3,519,979)  (254,410)  (2,684,305)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....      75,150       792,904   (75,209)    (792,904)    --          --
DIVIDENDS REINVESTED ...      71,713       748,984    18,804      196,273     24,504      255,975
                          ----------  ------------  --------  -----------  ---------  -----------
NET INCREASE (DECREASE).      32,092  $    379,641  (173,495) $(1,815,570)   161,143  $ 1,693,090
                          ==========  ============  ========  ===========  =========  ===========
YEAR ENDED FEBRUARY 28,
 1997:
SHARES SOLD.............     536,992  $  5,536,346   175,425  $ 1,795,292    286,992  $ 2,954,844
SHARES REPURCHASED......  (1,250,644)  (12,777,454) (617,828)  (6,305,194)  (721,045)  (7,364,947)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....      52,173       535,183   (52,179)    (535,183)    --          --
DIVIDENDS REINVESTED ...     156,542     1,601,417    44,526      455,296     55,120      563,719
                          ----------  ------------  --------  -----------  ---------  -----------
NET DECREASE............    (504,937) $ (5,104,508) (450,056) $(4,589,789)  (378,933) $(3,846,384)
                          ==========  ============  ========  ===========  =========  ===========
NEW YORK TAX-FREE INCOME
 FUND
SIX MONTHS ENDED AUGUST
 31, 1997
SHARES SOLD.............     110,432  $  1,185,431    74,823  $   802,536     74,719  $   799,019
SHARES REPURCHASED......    (320,894)   (3,419,736) (112,287)  (1,194,624)  (175,445)  (1,869,448)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....      56,023       607,404   (56,039)    (607,404)    --          --
DIVIDENDS REINVESTED....      33,053       352,097     8,302       88,395     19,910      212,198
                          ----------  ------------  --------  -----------  ---------  -----------
NET DECREASE............    (121,386) $ (1,274,804)  (85,201) $  (911,097)   (80,816) $  (858,231)
                          ==========  ============  ========  ===========  =========  ===========
YEAR ENDED FEBRUARY 28,
 1997:
SHARES SOLD.............      88,199  $    925,277    88,876  $   938,568     67,988  $   716,163
SHARES REPURCHASED......    (680,523)   (7,153,673) (324,941)  (3,422,517)  (489,556)  (5,161,779)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....       5,504        58,218    (5,504)     (58,218)    --          --
DIVIDENDS REINVESTED ...      77,051       812,033    21,753      229,150     48,603      512,048
                          ----------  ------------  --------  -----------  ---------  -----------
NET DECREASE............    (509,769) $ (5,358,145) (219,816) $(2,313,017)  (372,965) $(3,933,568)
                          ==========  ============  ========  ===========  =========  ===========

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                               CLASS A
                          -------------------------------------------------------------------------------------
                            FOR THE                                   FOR THE           FOR THE
                          SIX MONTHS     FOR THE      FOR THE          YEARS             THREE       FOR THE
                             ENDED         YEAR         YEAR           ENDED             MONTHS        YEAR
                          AUGUST 31,      ENDED        ENDED       FEBRUARY 28,          ENDED        ENDED
                             1997      FEBRUARY 28, FEBRUARY 29, -------------------  FEBRUARY 28, NOVEMBER 30,
                          (UNAUDITED)      1997         1996       1995       1994        1993         1992
                          -----------  ------------ ------------ --------   --------  ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $10.91        $11.02       $10.68     $11.41     $11.80      $11.39       $11.13

                             ------        ------       ------     ------     ------      ------       ------
NET INVESTMENT INCOME...       0.25          0.52         0.57       0.58       0.60        0.16         0.66
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND
 FUTURES................       0.15         (0.11)        0.34      (0.63)     (0.08)       0.58         0.29

                             ------        ------       ------     ------     ------      ------       ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.40          0.41         0.91      (0.05)      0.52        0.74         0.95

                             ------        ------       ------     ------     ------      ------       ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.25)        (0.52)       (0.57)     (0.58)     (0.60)      (0.16)       (0.66)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........        --            --           --       (0.10)     (0.31)      (0.17)       (0.03)

                             ------        ------       ------     ------     ------      ------       ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.25)        (0.52)       (0.57)     (0.68)     (0.91)      (0.33)       (0.69)

                             ------        ------       ------     ------     ------      ------       ------
NET ASSET VALUE, END OF
 PERIOD.................     $11.06        $10.91       $11.02     $10.68     $11.41      $11.80       $11.39

                             ======        ======       ======     ======     ======      ======       ======
TOTAL INVESTMENT
 RETURN(1)..............       3.73%         3.92%        8.68%     (0.18)%     4.46%       6.52%        8.73%

                             ======        ======       ======     ======     ======      ======       ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........   $118,905      $127,040     $151,684   $178,234   $227,179    $247,025     $239,851
EXPENSES TO AVERAGE NET
 ASSETS.................       1.00%*        0.97%        0.94%      0.88%      0.90%       0.99%*       0.93%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....       4.58%*        4.85%        5.21%      5.55%      5.10%       5.61%*       5.80%
PORTFOLIO TURNOVER RATE.         61%           73%          32%        11%        37%          3%          25%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                                    CLASS B
-----------------------------------------------------------------------------------
  FOR THE                                  FOR THE          FOR THE
SIX MONTHS     FOR THE      FOR THE         YEARS            THREE       FOR THE
   ENDED         YEAR         YEAR          ENDED            MONTHS        YEAR
AUGUST 31,      ENDED        ENDED      FEBRUARY 28,         ENDED        ENDED
   1997      FEBRUARY 28, FEBRUARY 29, -----------------  FEBRUARY 28, NOVEMBER 30,
(UNAUDITED)      1997         1996      1995      1994        1993         1992
-----------  ------------ ------------ -------   -------  ------------ ------------
   $10.92       $11.03       $10.69     $11.41    $11.81     $11.39       $11.14

   ------       ------       ------     ------    ------     ------       ------
     0.21         0.44         0.48       0.50      0.51       0.14         0.57
     0.15        (0.11)        0.34      (0.62)    (0.09)      0.59         0.28

   ------       ------       ------     ------    ------     ------       ------
     0.36         0.33         0.82      (0.12)     0.42       0.73         0.85

   ------       ------       ------     ------    ------     ------       ------
    (0.21)       (0.44)       (0.48)     (0.50)    (0.51)     (0.14)       (0.57)
      --           --           --       (0.10)    (0.31)     (0.17)       (0.03)

   ------       ------       ------     ------    ------     ------       ------
    (0.21)       (0.44)       (0.48)     (0.60)    (0.82)     (0.31)       (0.60)

   ------       ------       ------     ------    ------     ------       ------
   $11.07       $10.92       $11.03     $10.69    $11.41     $11.81       $11.39

   ======       ======       ======     ======    ======     ======       ======
     3.34%        3.14%        7.86%     (0.85)%    3.56%      6.50%        7.80%

   ======       ======       ======     ======    ======     ======       ======
  $18,398      $20,943      $27,175    $33,007   $41,979    $36,693      $30,205
     1.77%*       1.74%        1.70%      1.64%     1.65%      1.74%*       1.68%
     3.80%*       4.08%        4.45%      4.78%     4.32%      4.81%*       4.91%
       61%          73%          32%        11%       37%         3%          25%
                                           CLASS C
------------------------------------------------------------------------------------
   FOR THE                                 FOR THE          FOR THE       FOR THE
 SIX MONTHS    FOR THE      FOR THE         YEARS            THREE        PERIOD
    ENDED        YEAR         YEAR          ENDED            MONTHS    JULY 2, 1992+
 AUGUST 31,     ENDED        ENDED      FEBRUARY 28,         ENDED        THROUGH
    1997     FEBRUARY 28, FEBRUARY 29, ------------------ FEBRUARY 28, NOVEMBER 30,
 (UNAUDITED)     1997         1996      1995      1994        1993         1992
 ----------- ------------ ------------ --------- -------- ------------ -------------
    $10.90      $11.02       $10.67     $11.40    $11.79     $11.38        $11.41

    ------      ------       ------     ------    ------     ------        ------
      0.22        0.47         0.51       0.53      0.54       0.14          0.21
      0.16       (0.12)        0.35      (0.63)    (0.08)      0.58         (0.03)

    ------      ------       ------     ------    ------     ------        ------
      0.38        0.35         0.86      (0.10)     0.46       0.72          0.18

    ------      ------       ------     ------    ------     ------        ------
     (0.22)      (0.47)       (0.51)     (0.53)    (0.54)     (0.14)        (0.21)
       --          --           --       (0.10)    (0.31)     (0.17)          --

    ------      ------       ------     ------    ------     ------        ------
     (0.22)      (0.47)       (0.51)     (0.63)    (0.85)     (0.31)        (0.21)

    ------      ------       ------     ------    ------     ------        ------
    $11.06      $10.90       $11.02     $10.67    $11.40     $11.79        $11.38

    ======      ======       ======     ======    ======     ======        ======
      3.56%       3.30%        8.22%     (0.70)%    3.91%      6.49%         1.28%

    ======      ======       ======     ======    ======     ======        ======
   $16,606     $17,624      $22,155    $28,217   $53,874    $39,029       $30,141
      1.51%*      1.49%        1.46%      1.40%     1.39%      1.48%*        1.39%*
      4.06%*      4.34%        4.69%      5.05%     4.55%      5.06%*        4.79%*
        61%         73%          32%        11%       37%         3%           25%

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                               CLASS A
                          -----------------------------------------------------------------------------------------
                            FOR THE                                       FOR THE           FOR THE
                          SIX MONTHS     FOR THE      FOR THE              YEARS             THREE       FOR THE
                             ENDED         YEAR         YEAR               ENDED             MONTHS        YEAR
                          AUGUST 31,      ENDED        ENDED           FEBRUARY 28,          ENDED        ENDED
                             1997      FEBRUARY 28, FEBRUARY 29,     -------------------  FEBRUARY 28, NOVEMBER 30,
                          (UNAUDITED)      1997         1996           1995       1994        1993         1992
                          -----------  ------------ ------------     --------   --------  ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $11.55        $11.64       $11.26         $12.00     $12.09      $11.67       $11.40

                             ------        ------       ------         ------     ------      ------       ------
NET INVESTMENT INCOME...       0.28          0.55         0.58           0.63       0.64        0.17         0.71
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND FUTURES
 .......................       0.21         (0.09)        0.39          (0.73)      0.03        0.55         0.31

                             ------        ------       ------         ------     ------      ------       ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.49          0.46         0.97          (0.10)      0.67        0.72         1.02

                             ------        ------       ------         ------     ------      ------       ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.28)        (0.55)       (0.59)         (0.63)     (0.64)      (0.17)       (0.71)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........        --            --           --           (0.01)     (0.12)      (0.13)       (0.04)

                             ------        ------       ------         ------     ------      ------       ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.28)        (0.55)       (0.59)         (0.64)     (0.76)      (0.30)       (0.75)

                             ------        ------       ------         ------     ------      ------       ------
NET ASSET VALUE, END OF
 PERIOD.................     $11.76        $11.55       $11.64         $11.26     $12.00      $12.09       $11.67

                             ======        ======       ======         ======     ======      ======       ======
TOTAL INVESTMENT
 RETURN(1)..............       4.27%         4.14%        8.75%         (0.63)%     5.65%       6.31%        9.21%

                             ======        ======       ======         ======     ======      ======       ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........   $230,424      $263,425     $315,899       $346,579   $432,825    $419,596     $396,587
EXPENSES TO AVERAGE NET
 ASSETS.................       0.94%*        0.91%        0.93%(/2/)     0.88%      0.89%       0.88%*       0.91%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....       4.77%*        4.85%        5.06%(/2/)     5.62%      5.28%       5.86%*       6.13%
PORTFOLIO TURNOVER RATE.         48%           81%          74%            60%        16%          5%          21%

---------

 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.03%.

                                    CLASS B
---------------------------------------------------------------------------------------
  FOR THE                                      FOR THE          FOR THE
SIX MONTHS     FOR THE      FOR THE             YEARS            THREE       FOR THE
   ENDED         YEAR         YEAR              ENDED            MONTHS        YEAR
AUGUST 31,      ENDED        ENDED          FEBRUARY 28,         ENDED        ENDED
   1997      FEBRUARY 28, FEBRUARY 29,     -----------------  FEBRUARY 28, NOVEMBER 30,
(UNAUDITED)      1997         1996          1995      1994        1993         1992
-----------  ------------ ------------     -------   -------  ------------ ------------
   $11.55       $11.64       $11.26         $11.99    $12.08     $11.67       $11.40

   ------       ------       ------         ------    ------     ------       ------
     0.23         0.46         0.49           0.54      0.55       0.15         0.62
     0.20        (0.09)        0.39          (0.72)     0.03       0.54         0.31

   ------       ------       ------         ------    ------     ------       ------
     0.43         0.37         0.88          (0.18)     0.58       0.69         0.93

   ------       ------       ------         ------    ------     ------       ------
    (0.23)       (0.46)       (0.50)         (0.54)    (0.55)     (0.15)       (0.62)
      --           --           --           (0.01)    (0.12)     (0.13)       (0.04)

   ------       ------       ------         ------    ------     ------       ------
    (0.23)       (0.46)       (0.50)         (0.55)    (0.67)     (0.28)       (0.66)

   ------       ------       ------         ------    ------     ------       ------
   $11.75       $11.55       $11.64         $11.26    $11.99     $12.08       $11.67

   ======       ======       ======         ======    ======     ======       ======
     3.79%        3.35%       7.94%          (1.29)%    4.87%      6.02%        8.36%

   ======       ======       ======         ======    ======     ======       ======
  $36,911      $40,949      $51,546        $58,958   $70,988    $50,064      $39,564
     1.70%*       1.67%        1.68%(/2/)     1.64%     1.63%      1.63%*       1.65%
     3.98%*       4.09%        4.31%(/2/)     4.86%     4.50%      5.08%*       5.16%
       48%          81%          74%            60%       16%         5%          21%

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (CONCLUDED)


                                                          CLASS C
                     ----------------------------------------------------------------------------------------
                       FOR THE                                                       FOR THE       FOR THE
                     SIX MONTHS    FOR THE      FOR THE          FOR THE YEARS        THREE        PERIOD
                        ENDED        YEAR         YEAR               ENDED            MONTHS    JULY 2, 1992+
                     AUGUST 31,     ENDED        ENDED           FEBRUARY 28,         ENDED        THROUGH
                        1997     FEBRUARY 28, FEBRUARY 29,     ------------------  FEBRUARY 28, NOVEMBER 30,
                     (UNAUDITED)     1997         1996           1995      1994        1993         1992
                     ----------- ------------ ------------     --------  --------  ------------ -------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.........        $11.55      $11.64       $11.26          $12.00    $12.09      $11.67       $11.71

                        ------      ------       ------          ------    ------      ------       ------
NET INVESTMENT
 INCOME.........          0.25        0.49         0.52            0.57      0.58        0.15         0.23
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 FROM
 INVESTMENTS AND
 FUTURES........          0.21       (0.09)        0.39           (0.73)     0.03        0.55        (0.04)

                        ------      ------       ------          ------    ------      ------       ------
NET INCREASE
 (DECREASE) FROM
 INVESTMENT
 OPERATIONS.....          0.46        0.40         0.91           (0.16)     0.61        0.70         0.19

                        ------      ------       ------          ------    ------      ------       ------
DIVIDENDS FROM
 NET INVESTMENT
 INCOME.........         (0.25)      (0.49)       (0.53)          (0.57)    (0.58)      (0.15)       (0.23)
DISTRIBUTIONS
 FROM NET
 REALIZED GAINS
 FROM INVESTMENT
 TRANSACTIONS...           --          --           --            (0.01)    (0.12)      (0.13)         --

                        ------      ------       ------          ------    ------      ------       ------
TOTAL DIVIDENDS
 AND
 DISTRIBUTIONS
 TO
 SHAREHOLDERS...         (0.25)      (0.49)       (0.53)          (0.58)    (0.70)      (0.28)       (0.23)

                        ------      ------       ------          ------    ------      ------       ------
NET ASSET VALUE,
 END OF PERIOD..        $11.76      $11.55       $11.64          $11.26    $12.00      $12.09       $11.67

                        ======      ======       ======          ======    ======      ======       ======
TOTAL INVESTMENT
 RETURN(1)......          4.01%       3.61%        8.19%         (1.13)%     5.13%       6.18%        1.41%

                        ======      ======       ======          ======    ======      ======       ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END
 OF PERIOD
 (000'S)........       $51,882     $59,652      $75,076        $101,642  $187,778    $138,989     $105,854
EXPENSES TO
 AVERAGE NET
 ASSETS.........          1.45%*      1.42%        1.45%(/2/)      1.40%     1.37%       1.37%*       1.42%*
NET INVESTMENT
 INCOME TO
 AVERAGE NET
 ASSETS.........          4.26%*      4.34%        4.57%(/2/)      5.13%     4.75%       5.30%*       5.17%*
PORTFOLIO
 TURNOVER RATE..            48%         81%          74%             60%       16%          5%          21%
                                    CLASS Y
                     -----------------------------------------
                                                FOR THE
                       FOR THE                   PERIOD
                     SIX MONTHS    FOR THE    NOVEMBER 3,
                        ENDED        YEAR        1995+
                     AUGUST 31,     ENDED       THROUGH
                        1997     FEBRUARY 28, FEBRUARY 29,
                     (UNAUDITED)     1997         1996
                     ----------- ------------ ----------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.........       $11.55       $11.65       $11.62

                       ------       ------       ------
NET INVESTMENT
 INCOME.........         0.29         0.58         0.19
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 FROM
 INVESTMENTS AND
 FUTURES........         0.21        (0.10)        0.01

                       ------       ------       ------
NET INCREASE
 (DECREASE) FROM
 INVESTMENT
 OPERATIONS.....         0.50         0.48         0.20

                       ------       ------       ------
DIVIDENDS FROM
 NET INVESTMENT
 INCOME.........        (0.29)       (0.58)       (0.17)
DISTRIBUTIONS
 FROM NET
 REALIZED GAINS
 FROM INVESTMENT
 TRANSACTIONS...          --           --           --

                       ------       ------       ------
TOTAL DIVIDENDS
 AND
 DISTRIBUTIONS
 TO
 SHAREHOLDERS...        (0.29)       (0.58)       (0.17)

                       ------       ------       ------
NET ASSET VALUE,
 END OF PERIOD..       $11.76       $11.55       $11.65

                       ======       ======       ======
TOTAL INVESTMENT
 RETURN(1)......         4.41%        4.32%        1.70%

                       ======       ======       ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END
 OF PERIOD
 (000'S)........         $239         $246         $341
EXPENSES TO
 AVERAGE NET
 ASSETS.........         0.67%*       0.65%        0.64%(/2/)*
NET INVESTMENT
 INCOME TO
 AVERAGE NET
 ASSETS.........         5.03%*       5.13%        5.19%(/2/)*
PORTFOLIO
 TURNOVER RATE..           48%          81%          74%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR CLASS C WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.03%.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                     CLASS A
                          ----------------------------------------------------------------
                            FOR THE
                          SIX MONTHS    FOR THE
                             ENDED        YEAR     FOR THE YEAR   FOR THE YEARS ENDED
                          AUGUST 31,     ENDED        ENDED          FEBRUARY 28,
                             1997     FEBRUARY 28, FEBRUARY 29, --------------------------
                          (UNAUDITED)     1997         1996      1995      1994     1993
                          ----------- ------------ ------------ -------   -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $10.39      $10.29       $ 9.92     $10.77    $10.96   $10.29

                             ------      ------       ------     ------    ------   ------
NET INVESTMENT INCOME...       0.28        0.56         0.62       0.59      0.61     0.67
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS............       0.26        0.10         0.37      (0.82)     0.01     0.81

                             ------      ------       ------     ------    ------   ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.54        0.66         0.99      (0.23)     0.62     1.48

                             ------      ------       ------     ------    ------   ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.28)      (0.56)       (0.62)     (0.59)    (0.61)   (0.67)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........        --          --           --       (0.03)    (0.20)   (0.14)

                             ------      ------       ------     ------    ------   ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.28)      (0.56)       (0.62)     (0.62)    (0.81)   (0.81)

                             ------      ------       ------     ------    ------   ------
NET ASSET VALUE, END OF
 PERIOD.................     $10.65      $10.39       $10.29     $ 9.92    $10.77   $10.96

                             ======      ======       ======     ======    ======   ======
TOTAL INVESTMENT
 RETURN(1)..............       5.26%       6.61%       10.18%     (2.03)%    5.77%   15.05%

                             ======      ======       ======     ======    ======   ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........    $54,259     $52,593      $57,280    $63,287   $82,248  $82,251
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER...........       1.20%*      1.15%        1.10%      1.13%     1.03%    0.87%
EXPENSES TO AVERAGE NET
 ASSETS, BEFORE WAIVERS
 FROM ADVISER...........       1.20%*      1.15%        1.10%      1.13%     1.16%    1.29%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS, NET
 OF WAIVERS FROM
 ADVISER................       5.24%*      5.49%        5.94%      5.96%     5.52%    6.31%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS,
 BEFORE WAIVERS FROM
 ADVISER................       5.24%*      5.49%        5.94%      5.96%     5.39%    5.89%
PORTFOLIO TURNOVER RATE.         13%         64%          48%        28%       23%      10%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                           CLASS B
-----------------------------------------------------------------
  FOR THE
SIX MONTHS     FOR THE
   ENDED         YEAR     FOR THE YEAR   FOR THE YEARS ENDED
AUGUST 31,      ENDED        ENDED          FEBRUARY 28,
   1997      FEBRUARY 28, FEBRUARY 29, --------------------------
(UNAUDITED)      1997         1996      1995      1994     1993
-----------  ------------ ------------ -------   -------  -------
   $10.39       $10.29       $ 9.92     $10.76    $10.96   $10.29

   ------       ------       ------     ------    ------   ------
     0.24         0.48         0.54       0.52      0.52     0.59
     0.26         0.10         0.37      (0.81)      --      0.81

   ------       ------       ------     ------    ------   ------
     0.50         0.58         0.91      (0.29)     0.52     1.40

   ------       ------       ------     ------    ------   ------
    (0.24)       (0.48)       (0.54)     (0.52)    (0.52)   (0.59)
      --           --           --       (0.03)    (0.20)   (0.14)

   ------       ------       ------     ------    ------   ------
    (0.24)       (0.48)       (0.54)     (0.55)    (0.72)   (0.73)

   ------       ------       ------     ------    ------   ------
   $10.65       $10.39       $10.29     $ 9.92    $10.76   $10.96

   ======       ======       ======     ======    ======   ======
     4.87%        5.82%        9.36%     (2.67)%    4.88%   14.81%

   ======       ======       ======     ======    ======   ======
  $18,068      $19,427      $23,868    $25,823   $32,287  $22,922
     1.96%*       1.90%        1.85%      1.87%     1.79%    1.63%
     1.96%*       1.90%        1.85%      1.87%     1.90%    2.01%
     4.48%*       4.73%        5.19%      5.21%     4.72%    5.48%
     4.48%*       4.73%        5.19%      5.21%     4.61%    5.10%
       13%          64%          48%        28%       23%      10%
                               CLASS C
------------------------------------------------------------------------
   FOR THE
 SIX MONTHS                             FOR THE YEARS     FOR THE PERIOD
    ENDED    FOR THE YEAR FOR THE YEAR      ENDED         JULY 2, 1992+
 AUGUST 31,     ENDED        ENDED      FEBRUARY 28,         THROUGH
    1997     FEBRUARY 28, FEBRUARY 29, ------------------  FEBRUARY 28,
 (UNAUDITED)     1997         1996      1995      1994         1993
 ----------- ------------ ------------ --------- -------- --------------
    $10.39      $10.29       $ 9.92     $10.77    $10.96      $10.50

    ------      ------       ------     ------    ------      ------
      0.25        0.51         0.56       0.55      0.55        0.36
      0.26        0.10         0.37      (0.82)     0.01        0.47

    ------      ------       ------     ------    ------      ------
      0.51        0.61         0.93      (0.27)     0.56        0.83

    ------      ------       ------     ------    ------      ------
     (0.25)      (0.51)       (0.56)     (0.55)    (0.55)      (0.36)
       --          --           --       (0.03)    (0.20)      (0.01)

    ------      ------       ------     ------    ------      ------
     (0.25)      (0.51)       (0.56)     (0.58)    (0.75)      (0.37)

    ------      ------       ------     ------    ------      ------
    $10.65      $10.39       $10.29     $ 9.92    $10.77      $10.96

    ======      ======       ======     ======    ======      ======
      5.00%       6.08%        9.64%     (2.51)%    5.24%       7.72%

    ======      ======       ======     ======    ======      ======
   $19,111     $16,967      $20,700    $23,158   $35,872     $21,638
      1.70%*      1.66%        1.60%      1.63%     1.54%       1.40%*
      1.70%*      1.66%        1.60%      1.63%     1.64%       1.69%*
      4.72%*      4.98%        5.45%      5.48%     4.95%       5.26%*
      4.72%*      4.98%        5.45%      5.48%     4.85%       4.97%*
        13%         64%          48%        28%       23%         10%

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                     CLASS A
                          ----------------------------------------------------------------
                            FOR THE
                          SIX MONTHS
                             ENDED    FOR THE YEAR FOR THE YEAR   FOR THE YEARS ENDED
                          AUGUST 31,     ENDED        ENDED          FEBRUARY 28,
                             1997     FEBRUARY 28, FEBRUARY 29, --------------------------
                          (UNAUDITED)     1997         1996      1995      1994     1993
                          ----------- ------------ ------------ -------   -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $10.66      $10.71       $10.27     $11.03    $10.99   $10.12

                             ------      ------       ------     ------    ------   ------
NET INVESTMENT INCOME...       0.26        0.51         0.54       0.54      0.57     0.63
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND
 FUTURES................       0.16       (0.05)        0.45      (0.66)     0.07     0.87

                             ------      ------       ------     ------    ------   ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.42        0.46         0.99      (0.12)     0.64     1.50

                             ------      ------       ------     ------    ------   ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.26)      (0.51)       (0.55)     (0.54)    (0.57)   (0.63)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........        --          --           --       (0.10)    (0.03)     --

                             ------      ------       ------     ------    ------   ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.26)      (0.51)       (0.55)     (0.64)    (0.60)   (0.63)

                             ------      ------       ------     ------    ------   ------
NET ASSET VALUE, END OF
 PERIOD.................     $10.82      $10.66       $10.71     $10.27    $11.03   $10.99

                             ======      ======       ======     ======    ======   ======
TOTAL INVESTMENT
 RETURN(1)..............       3.98%       4.49%        9.83%     (0.83)%    5.89%   15.44%

                             ======      ======       ======     ======    ======   ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........    $22,215     $23,160      $28,734    $32,475   $45,033  $43,443
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER................       1.02%*      1.02%        1.02%      1.01%     0.75%    0.34%
EXPENSES TO AVERAGE NET
 ASSETS, BEFORE WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER ...............       1.44%*      1.50%        1.15%      1.26%     1.25%    1.47%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS, NET
 OF WAIVERS AND
 REIMBURSEMENTS FROM
 ADVISER ...............       4.78%*      4.91%        5.11%      5.38%     5.13%    6.07%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS,
 BEFORE WAIVERS AND
 REIMBURSEMENTS FROM
 ADVISER ...............       4.36%*      4.42%        4.98%      5.13%     4.63%    4.94%
PORTFOLIO TURNOVER RATE.         10%         40%          13%         6%        8%       6%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                           CLASS B
------------------------------------------------------------------
  FOR THE
SIX MONTHS
   ENDED     FOR THE  YEAR FOR THE YEAR   FOR THE YEARS ENDED
AUGUST 31,       ENDED        ENDED          FEBRUARY 28,
   1997      FEBRUARY 28,  FEBRUARY 29, --------------------------
(UNAUDITED)      1997          1996      1995      1994     1993
-----------  ------------- ------------ -------   -------  -------
  $10.65        $10.71        $10.27     $11.03    $10.98   $10.12

  ------        ------        ------     ------    ------   ------
    0.22          0.44          0.47       0.47      0.49     0.56
    0.17         (0.06)         0.44      (0.66)     0.08     0.86

  ------        ------        ------     ------    ------   ------
    0.39          0.38          0.91      (0.19)     0.57     1.42

  ------        ------        ------     ------    ------   ------
   (0.22)        (0.44)        (0.47)     (0.47)    (0.49)   (0.56)
     --            --            --       (0.10)    (0.03)     --

  ------        ------        ------     ------    ------   ------
   (0.22)        (0.44)        (0.47)     (0.57)    (0.52)   (0.56)

  ------        ------        ------     ------    ------   ------
  $10.82        $10.65        $10.71     $10.27    $11.03   $10.98

  ======        ======        ======     ======    ======   ======
    3.69%         3.62%         9.01%     (1.57)%    5.19%   14.35%

  ======        ======        ======     ======    ======   ======
  $8,691        $9,462       $11,862    $14,660   $19,193  $13,776
    1.77%*        1.76%         1.77%      1.76%     1.51%    1.10%
    2.21%*        2.27%         1.89%      2.01%     1.99%    2.19%
    4.02%*        4.16%         4.36%      4.63%     4.34%    5.22%
    3.58%*        3.65%         4.24%      4.83%     3.86%    4.13%
      10%           40%           13%         6%        8%       6%
                               CLASS C
------------------------------------------------------------------------
   FOR THE
 SIX MONTHS                             FOR THE YEARS     FOR THE PERIOD
    ENDED    FOR THE YEAR FOR THE YEAR      ENDED         JULY 2, 1992+
 AUGUST 31,      ENDED       ENDED      FEBRUARY 28,         THROUGH
    1997     FEBRUARY 28, FEBRUARY 29, ------------------  FEBRUARY 28,
 (UNAUDITED)     1997         1996      1995      1994         1993
 ----------- ------------ ------------ --------- -------- --------------
    $10.66      $10.71       $10.28     $11.03    $10.99      $10.45

    ------      ------       ------     ------    ------      ------
      0.23        0.46         0.49       0.49      0.51        0.36
      0.17       (0.05)        0.43      (0.65)     0.07        0.54

    ------      ------       ------     ------    ------      ------
      0.40        0.41         0.92      (0.16)     0.58        0.90

    ------      ------       ------     ------    ------      ------
     (0.23)      (0.46)       (0.49)     (0.49)    (0.51)      (0.36)
       --          --           --       (0.10)    (0.03)        --

    ------      ------       ------     ------    ------      ------
     (0.23)      (0.46)       (0.49)     (0.59)    (0.54)      (0.36)

    ------      ------       ------     ------    ------      ------
    $10.83      $10.66       $10.71     $10.28    $11.03      $10.99

    ======      ======       ======     ======    ======      ======
      3.82%       3.98%        9.17%     (1.20)%    5.35%       8.38%

    ======      ======       ======     ======    ======      ======
   $13,130     $13,786      $17,849    $21,095   $38,165     $19,553
      1.52%*      1.52%        1.52%      1.52%     1.27%       0.90%*
      1.95%*      2.04%        1.64%      1.75%     1.72%       1.83%*
      4.28%*      4.41%        4.61%      4.89%     4.55%       5.04%*
      3.85%*      3.89%        4.50%      4.65%     4.10%       4.11%*
        10%         40%          13%         6%        8%          6%

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